UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 56.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.7%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		172	$158,911
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		234	186,911
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		4,741	4,278,510
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		1,428	1,423,061
Term Loan, 3.75%, Maturing June 4, 2021		2,401	2,382,563
Term Loan, 3.75%, Maturing June 9, 2023		842	831,699
Term Loan, 3.75%, Maturing June 9, 2023		1,184	1,171,999
Term Loan, 3.75%, Maturing June 9, 2023		1,316	1,302,221

			$11,735,875

Air Transport — 0.2%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		3,075	$3,062,392

			$3,062,392

Automotive — 1.8%
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		3,168	$3,170,112
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		3,305	3,304,007
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		1,295	1,288,712
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		3,331	3,334,053
Term Loan, 3.25%, Maturing December 31, 2018		1,597	1,599,406
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		5,134	4,777,422
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		3,388	3,394,556
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		546	546,250
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		6,085	6,055,953
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	943	1,038,944
Term Loan, 4.50%, Maturing June 30, 2022		1,414	1,389,562
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		1,220	1,212,805

			$31,111,782

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		958	$851,534
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		1,000	825,000

			$1,676,534

Brokerage/Securities Dealers/Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023		641	$642,248
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		2,213	1,692,797

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	927	$892,658

		$3,227,703

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,225	$1,225,711
Americold Realty Operating Partnership L.P.
Term Loan, Maturing December 1, 2022(2)	525	526,628
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	1,234	1,232,832
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,393	1,396,183
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	1,749	1,726,715
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	3,815	3,781,141
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	5,837	5,563,091
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	248	247,809
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,333	1,332,215
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,745	1,736,911
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	1,580	1,581,187
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	718	717,319
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	625	623,042

		$21,690,784

Business Equipment and Services — 4.0%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	4,383	$4,230,051
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	2,411	2,413,050
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	531	454,190
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	956	906,003
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	483	477,117
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	734	711,672
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019	2,241	2,225,759
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	347	346,608
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	2,005	1,378,550
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)	466	263,029
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)	843	45,159
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019	4,498	4,307,003
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	2,482	2,484,555
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	803	803,756

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,791	$4,258,031
Global Payments, Inc.
Term Loan, 3.96%, Maturing April 22, 2023		800	807,166
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		2,092	2,082,007
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		5,805	5,770,096
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		2,509	2,510,745
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		546	543,146
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,353	1,503,994
J.D. Power and Associates
Term Loan, Maturing May 24, 2023(2)		875	875,000
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		3,379	3,392,228
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		5,032	5,027,441
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,396	2,417,510
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		1,455	1,337,731
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		801	794,823
Term Loan, 4.50%, Maturing April 11, 2022		1,012	957,782
National CineMedia, LLC
Term Loan, 3.22%, Maturing November 26, 2019		575	573,802
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		1,707	1,706,283
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022		1,375	1,378,437
Quintiles Transnational Corp.
Term Loan, 3.25%, Maturing May 12, 2022		2,203	2,204,816
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		1,425	1,414,312
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		4,139	4,144,731
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		698	699,186
TransUnion, LLC
Term Loan, 3.50%, Maturing April 9, 2021		298	296,236
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021		1,551	1,541,616
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		317	312,624
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		134	133,409

			$67,729,654

Cable and Satellite Television — 1.8%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		5,027	$5,024,977
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		799	798,515
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		363	360,999
Term Loan, 3.50%, Maturing January 24, 2023		2,419	2,422,825
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,116	1,112,530
Term Loan, 3.75%, Maturing June 30, 2021		1,152	1,151,313
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021		639	637,827

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		4,675	$4,693,700
Numericable Group SA
Term Loan, 4.56%, Maturing July 31, 2022		448	443,113
Term Loan, 4.00%, Maturing July 31, 2023	EUR	821	907,835
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		1,025	1,024,359
Telenet International Finance S.a.r.l.
Term Loan, 4.25%, Maturing June 30, 2024		1,025	1,020,729
UPC Financing Partnership
Term Loan, 3.34%, Maturing June 30, 2021		2,054	2,007,907
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		4,719	4,607,354
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,800	2,350,890
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	508	556,637
Term Loan, 3.75%, Maturing January 15, 2022	EUR	789	864,055
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,428	1,563,955

			$31,549,520

Chemicals and Plastics — 3.0%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		1,156	$1,154,312
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		600	598,917
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		373	373,563
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,631	3,632,256
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		827	801,018
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		651	649,593
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		725	706,875
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		195	193,178
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		1,180	1,168,567
GCP Applied Technologies, Inc.
Term Loan, 5.25%, Maturing February 3, 2022		648	651,009
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,063	2,047,810
Huntsman International, LLC
Term Loan, 3.54%, Maturing April 19, 2019		2,059	2,053,555
Term Loan, 3.75%, Maturing October 1, 2021		2,512	2,507,563
Term Loan, 4.25%, Maturing April 1, 2023		648	649,996
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	518	564,666
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		6,463	6,416,948
Term Loan, 4.25%, Maturing March 31, 2022		839	827,828
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		1,650	1,627,931
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		391	366,807
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		670	662,261
Term Loan, 5.50%, Maturing June 7, 2020		1,610	1,591,265
Term Loan, 5.50%, Maturing June 7, 2020		2,256	2,226,192
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,494	1,493,907

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Orion Engineered Carbons GmbH
Term Loan, 4.75%, Maturing July 25, 2021		818	$820,826
Term Loan, 4.75%, Maturing July 25, 2021	EUR	1,109	1,236,436
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		1,243	1,180,375
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022		597	598,496
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022		1,475	1,478,381
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		393	389,667
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,277	1,417,428
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		84	83,734
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		474	474,495
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,112	1,107,989
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		2,871	2,865,617
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		2,421	2,319,049
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,821	3,781,958
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		396	396,743

			$51,117,211

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		1,890	$1,806,269

			$1,806,269

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 5.01%, Maturing October 6, 2021	GBP	1,103	$1,458,915
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,289	2,845,304
Spectrum Brands, Inc.
Term Loan, 3.51%, Maturing June 23, 2022		1,978	1,981,463

			$6,285,682

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,516	$2,507,211
Term Loan, 3.50%, Maturing January 6, 2021		5,670	5,638,343
Term Loan, 3.75%, Maturing October 3, 2022		1,241	1,233,632
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		3,716	3,727,769
Horizon Holdings III SAS
Term Loan, 4.50%, Maturing August 1, 2022	EUR	1,925	2,137,503
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		527	524,855
Owens-Illinois, Inc.
Term Loan, 3.50%, Maturing September 1, 2022		1,457	1,456,562
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		360	349,171
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		5,944	5,951,658
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		2,924	2,916,491

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	620	$619,602

		$27,062,797

Cosmetics/Toiletries — 0.7%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022	1,047	$1,047,803
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023	2,100	2,101,287
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	1,836	1,816,234
Prestige Brands, Inc.
Term Loan, 3.53%, Maturing September 3, 2021	711	712,206
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	1,411	1,412,594
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	4,060	4,067,280

		$11,157,404

Drugs — 1.3%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019	1,156	$1,153,195
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	1,227	1,219,518
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	2,146	2,095,983
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	3,607	3,557,602
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	272	266,039
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	1,979	1,956,551
Term Loan, 3.50%, Maturing March 19, 2021	1,474	1,459,013
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.72%, Maturing October 20, 2018	467	457,416
Term Loan, 4.75%, Maturing December 11, 2019	3,329	3,241,462
Term Loan, 4.75%, Maturing August 5, 2020	4,505	4,376,922
Term Loan, 5.00%, Maturing April 1, 2022	3,318	3,231,448

		$23,015,149

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	5,039	$4,967,608
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	2,186	2,131,122

		$7,098,730

Electronics/Electrical — 5.9%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	1,502	$788,616
Applied Systems, Inc.
Term Loan, 4.00%, Maturing January 25, 2021	2,046	2,032,624
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	10,873	10,885,591
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	922	892,243
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022	2,087	2,090,976
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	943	637,444
Cypress Semiconductor Corporation
Term Loan, Maturing June 3, 2021(2)	1,350	1,344,094

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	6,979	$6,975,964
Dell, Inc.
Term Loan, 3.75%, Maturing October 29, 2018	879	879,742
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	1,592	1,590,341
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	475	481,234
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	401	400,758
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	1,997	1,896,708
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	733	731,692
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	5,006	5,012,070
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	1,695	1,688,739
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	675	653,625
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	8,515	8,309,664
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,647	3,561,723
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	688	674,183
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	662	664,807
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	2,323	2,322,683
Term Loan, 5.25%, Maturing November 19, 2021	2,544	2,546,907
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,848	2,852,227
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,572	1,561,343
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	631	630,592
MTS Systems Corporation
Term Loan, Maturing June 21, 2023(2)	1,600	1,599,000
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	2,529	2,530,305
Term Loan, 3.75%, Maturing December 7, 2020	1,133	1,136,769
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023	1,325	1,334,227
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	904	889,117
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	300	277,500
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	426	425,687
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,099	4,818,112
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	260	259,567
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	4,161	3,328,571
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	586	586,582
Southwire Company
Term Loan, 3.00%, Maturing February 10, 2021	1,287	1,280,735
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	298	298,219
Term Loan, 4.00%, Maturing July 8, 2022	2,177	2,179,422

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	910	$889,150
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	2,986	2,941,611
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	1,116	1,115,076
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,561	1,552,586
Veritas Bermuda Ltd.
Term Loan, 6.63%, Maturing January 27, 2023	1,397	1,221,937
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 9, 2023	2,825	2,820,587
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	1,511	1,508,308
Western Digital Corporation
Term Loan, 6.25%, Maturing April 29, 2023	3,400	3,419,125
Zebra Technologies Corporation
Term Loan, 4.00%, Maturing October 27, 2021	2,529	2,537,650

		$101,056,433

Equipment Leasing — 0.5%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	3,275	$3,275,000
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	4,712	4,711,667

		$7,986,667

Financial Intermediaries — 2.2%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,746	$1,720,150
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	2,475	2,422,406
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,169	3,163,033
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	1,593	1,585,655
First Data Corporation
Term Loan, 4.20%, Maturing July 8, 2022	5,550	5,506,061
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,453	1,431,536
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	3,554	3,554,956
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	819	809,776
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing March 29, 2021	3,899	3,884,070
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	648	655,306
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	498	498,445
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	171	171,043
Term Loan, 6.25%, Maturing September 4, 2018	765	765,165
Term Loan, 6.25%, Maturing September 4, 2018	900	899,562
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	2,236	2,199,943
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	1,895	1,894,790
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,262	1,253,548
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	839	841,493

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		4,979	$4,018,487

			$37,275,425

Food Products — 1.6%
AdvancePierre Foods, Inc.
Term Loan, 4.75%, Maturing June 2, 2023		3,450	$3,450,863
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,348	1,353,527
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	427	476,382
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		942	945,310
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,690	1,585,662
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		2,521	2,516,202
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		1,005	999,699
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		2,667	2,671,537
Term Loan, 3.75%, Maturing September 18, 2020		1,945	1,949,863
Term Loan, 4.00%, Maturing October 30, 2022		796	795,254
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023		1,207	1,210,269
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023		4,575	4,556,416
Term Loan, 6.25%, Maturing May 5, 2023	GBP	1,000	1,326,257
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022		2,523	2,529,515
Pinnacle Foods Finance, LLC
Term Loan, 3.25%, Maturing April 29, 2020		827	827,314
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		337	337,701

			$27,531,771

Food Service — 1.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		6,260	$6,257,888
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,140	1,107,709
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,250	2,251,805
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		2,168	2,186,918
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		668	667,381
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		894	854,490
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		315	314,330
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,693	5,769,534
Yum! Brands, Inc.
Term Loan, Maturing June 16, 2023(2)		1,200	1,204,126

			$20,614,181

Food/Drug Retailers — 0.7%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021		3,999	$4,000,173
Term Loan, 4.75%, Maturing June 22, 2023		4,298	4,298,391

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	550	$551,604
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	700	701,750
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	2,692	2,688,019

		$12,239,937

Health Care — 6.3%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022	296	$290,329
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	1,888	1,893,184
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	1,115	1,121,523
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	2,864	2,839,250
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,891	1,885,136
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,367	1,303,409
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	2,671	2,667,915
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	784	784,000
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	1,316	1,316,306
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	988	984,439
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	618	616,799
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,507	3,253,141
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	175	174,210
CHG Healthcare Services, Inc.
Term Loan, Maturing June 7, 2023(2)	2,400	2,401,500
Community Health Systems, Inc.
Term Loan, 3.92%, Maturing December 31, 2018	1,685	1,674,656
Term Loan, 3.75%, Maturing December 31, 2019	2,914	2,840,313
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	371	369,858
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,318	1,318,332
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,306	1,280,148
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	4,165	4,178,449
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,605	2,488,073
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	4,168	4,173,444
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	491	489,925
Term Loan, 4.25%, Maturing August 30, 2020	1,608	1,605,372
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	1,265	1,267,826
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	1,147	1,141,031
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.46%, Maturing February 27, 2021	6,158	6,164,550
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	3,204	3,200,283

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	1,179	$1,173,478
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,249	1,246,539
Term Loan, 7.75%, Maturing May 15, 2018	4,116	4,127,288
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	6,547	6,503,804
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	3,327	3,243,342
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	6,672	6,655,118
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing August 13, 2022	1,315	1,305,200
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	1,227	840,302
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	2,975	2,987,218
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	892	610,895
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	684	680,829
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	1,438	1,055,019
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	3,525	3,392,723
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,299	2,017,259
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	4,127	3,906,421
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	4,575	4,584,586
RadNet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	3,250	3,250,828
Term Loan, Maturing June 30, 2023(2)	1,750	1,732,500
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018	1,381	1,386,305
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	844	835,189
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,382	1,368,428
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	1,478	1,411,013

		$108,037,685

Home Furnishings — 0.4%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	6,487	$6,493,690

		$6,493,690

Industrial Equipment — 2.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	2,348	$2,317,965
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023	1,150	1,157,188
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	552	538,098
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	1,196	1,186,916
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020	1,624	1,620,341
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021	262	258,160

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		4,781	$4,402,934
Term Loan, 4.75%, Maturing July 30, 2020	EUR	462	480,687
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		1,630	1,620,074
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,592	3,570,307
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		573	555,061
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		1,387	1,390,042
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		2,766	2,392,531
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	1,100	1,181,814
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		7,714	7,658,957
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,189	1,183,313
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		381	343,131
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		797	745,176
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	2,063	2,286,829
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		508	495,375
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		392	390,557

			$35,775,456

Insurance — 1.8%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		2,203	$2,178,888
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019		4,952	4,955,947
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		1,120	1,115,743
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		875	864,609
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		3,369	3,363,104
Term Loan, 5.00%, Maturing August 4, 2022		6,093	6,019,100
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		2,850	2,757,375
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		2,228	1,782,747
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		572	426,403
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		3,477	3,430,003
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		3,823	3,790,880

			$30,684,799

Leisure Goods/Activities/Movies — 2.6%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		2,779	$2,777,263
Bombardier Recreational Products, Inc.
Term Loan, Maturing June 30, 2023(2)		5,450	5,395,500
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020		217	217,430
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		1,989	1,943,985
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing December 15, 2022		3,350	3,355,584

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		1,067	$1,064,245
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		300	298,027
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		653	653,289
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		275	274,713
Term Loan, 5.50%, Maturing May 8, 2021		2,129	2,129,022
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		6,885	6,888,949
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		2,579	2,528,203
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		683	689,325
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		3,673	3,649,656
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		1,399	1,401,290
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		2,277	2,196,964
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		560	223,972
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		2,051	1,827,057
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,452	2,378,532
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,143	1,132,511
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		3,402	3,394,771

			$44,420,288

Lodging and Casinos — 2.3%
Affinity Gaming, LLC
Term Loan, 6.50%, Maturing November 9, 2017		1,456	$1,461,092
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		5,249	5,102,525
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,006	999,231
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		484	484,642
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)		1,594	1,597,697
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		2,027	2,030,333
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 7.75%, Maturing December 27, 2020		3,100	3,115,500
Gala Group Finance PLC
Term Loan, 5.01%, Maturing May 27, 2018	GBP	2,775	3,678,439
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		515	516,413
Term Loan, 5.50%, Maturing November 21, 2019		1,202	1,204,965
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		6,629	6,641,789
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		2,275	2,226,425
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023		2,344	2,351,816
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		2,573	2,557,992
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021		858	858,572

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	4,095	$4,051,065
Term Loan, 6.00%, Maturing October 1, 2021	1,133	1,118,414

		$39,996,910

Nonferrous Metals/Minerals — 0.9%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017	150	$147,750
Term Loan, 3.50%, Maturing May 22, 2020	904	474,698
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(5)	700	696,500
Term Loan, 7.50%, Maturing May 16, 2018	2,993	1,410,480
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	840	842,413
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing July 15, 2018	244	221,813
Term Loan, 4.50%, Maturing September 5, 2019	3,148	2,572,535
Global Brass & Copper, Inc.
Term Loan, Maturing June 15, 2023(2)	1,025	1,014,750
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	370	317,482
Term Loan, 7.50%, Maturing April 16, 2020	2,251	1,650,102
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,011	521,735
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	3,787	3,759,769
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	106	105,326
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	1,425	1,357,313
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	513	167,878

		$15,260,544

Oil and Gas — 1.4%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	3,069	$1,802,933
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,770	1,597,740
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	996	1,004,221
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,277	1,262,083
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	939	834,179
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	1,351	813,676
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	2,200	2,131,800
Term Loan, 4.00%, Maturing December 2, 2019	404	393,946
Fieldwood Energy, LLC
Term Loan, 8.00%, Maturing September 28, 2018	275	230,313
Term Loan, 3.88%, Maturing October 1, 2018	1,296	1,125,845
Term Loan, 8.38%, Maturing September 30, 2020	363	194,447
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	512	145,472
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	746	466,403
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	6,559	5,784,528
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	1,111	316,617
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	1,900	110,438

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	5,591	$2,508,800
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	47	29,666
Term Loan, 4.25%, Maturing December 16, 2020	125	79,545
Term Loan, 4.25%, Maturing December 16, 2020	901	571,826
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	258	146,998
Term Loan, 4.25%, Maturing October 1, 2019	422	240,663
Term Loan, 4.25%, Maturing October 1, 2019	3,186	1,816,214
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	69	60,635
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	980	939,561

		$24,608,549

Publishing — 1.0%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	447	$357,404
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	8,902	6,682,157
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	4,990	4,815,273
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	694	628,283
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	754	752,510
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	1,886	1,829,883
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	2,657	2,562,538

		$17,628,048

Radio and Television — 1.6%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	550	$521,472
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	589	486,337
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	295	295,306
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	5,477	3,866,465
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	1,339	1,339,134
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	1,131	1,125,129
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	334	334,280
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	726	711,929
iHeartCommunications, Inc.
Term Loan, 7.21%, Maturing January 30, 2019	1,066	783,715
Term Loan, 7.96%, Maturing July 30, 2019	1,682	1,237,413
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,632	1,633,627
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	923	924,392
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	1,047	1,048,275
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	3,363	3,320,576

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		508	$505,552
Townsquare Media, Inc.
Term Loan, 4.25%, Maturing April 1, 2022		2,406	2,401,745
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		6,504	6,471,629

			$27,006,976

Retailers (Except Food and Drug) — 2.7%
B&M Retail Limited
Term Loan, 3.26%, Maturing May 21, 2019	GBP	475	$617,589
Term Loan, 3.76%, Maturing April 28, 2020	GBP	375	489,234
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		3,112	3,072,743
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,583	2,584,889
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		55	53,985
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		2,662	2,412,759
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		2,479	2,481,255
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		1,943	1,707,163
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,146	1,150,185
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,873	2,661,130
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		2,826	2,792,501
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,123	1,080,186
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		4,425	4,418,770
Term Loan, 4.00%, Maturing January 28, 2020		1,068	1,068,768
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		3,346	3,014,079
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		4,146	4,120,032
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		5,841	5,826,730
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		293	269,563
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		662	605,272
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		579	567,584
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,947	1,919,261
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,263	2,064,466
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(6)	EUR	836	842,589
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	1,252	469,076
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	204	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		475	392,066

			$46,681,875

Steel — 0.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		6,422	$6,161,365

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	1,983	$1,972,704
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	1,194	1,194,459

		$9,328,528

Surface Transport — 0.2%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	1,275	$1,277,192
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(5)	55	54,561
Term Loan, 4.00%, Maturing July 31, 2022	133	132,397
Term Loan, 4.00%, Maturing July 31, 2022	408	406,731
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	2,053	1,716,612

		$3,587,493

Telecommunications — 1.5%
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019	1,745	$1,737,109
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	10,100	9,178,375
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	2,074	1,897,481
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	2,885	2,890,637
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,345	1,770,389
Term Loan, 4.00%, Maturing April 23, 2019	2,776	2,096,212
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	5,723	5,701,640
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	963	959,604

		$26,231,447

Utilities — 1.1%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,213	$1,190,776
Term Loan, 3.25%, Maturing January 31, 2022	1,216	1,196,097
Calpine Corporation
Term Loan, 3.50%, Maturing May 27, 2022	3,737	3,702,213
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	4,111	4,032,451
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,445	1,444,682
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	512	510,595
Term Loan, 5.50%, Maturing January 15, 2021	698	696,504
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	143	137,683
Term Loan, 5.00%, Maturing December 19, 2021	3,208	3,082,212
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	223	210,472
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021	1,332	1,025,842
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	347	304,920

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TPF II Power, LLC
Term Loan, 5.52%, Maturing October 2, 2021		1,739	$1,737,943

			$19,272,390

Total Senior Floating-Rate Loans (identified cost $1,003,874,156)			$961,046,578

Corporate Bonds & Notes — 53.8%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.8%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21		2,215	$2,337,379
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)		2,415	2,052,750
Hexcel Corp.
4.70%, 8/15/25		369	394,024
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)		675	714,656
Orbital ATK, Inc.
5.25%, 10/1/21		1,515	1,588,902
TransDigm, Inc.
7.50%, 7/15/21		460	486,450
6.00%, 7/15/22		2,850	2,879,013
6.50%, 7/15/24		2,785	2,812,850
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC
7.75%, 6/1/20(8)		2,490	1,139,175

			$14,405,199

Air Transport — 0.1%
WestJet Airlines, Ltd.
3.50%, 6/16/21(8)		2,000	$2,012,374

			$2,012,374

Automotive — 0.9%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19		660	$672,195
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(8)		1,840	1,909,000
FTE Verwaltungs GmbH
9.00%, 7/15/20(9)	EUR	400	469,424
General Motors Co.
5.00%, 4/1/35		1,095	1,094,439
General Motors Financial Co., Inc.
4.75%, 8/15/17		1,615	1,666,884
6.75%, 6/1/18		1,365	1,483,931
Jaguar Land Rover Automotive PLC
5.00%, 2/15/22(9)	GBP	400	540,487
Schaeffler Holding Finance B.V.
6.875%, 8/15/18(8)(10)		1,785	1,825,163
6.75%, 11/15/22(8)(10)		2,334	2,579,014
ZF North America Capital, Inc.
4.00%, 4/29/20(8)		1,200	1,235,244
4.50%, 4/29/22(8)		720	732,600
4.75%, 4/29/25(8)		630	640,628

			$14,849,009

Security	Principal Amount* (000’s omitted)	Value
Banks and Thrifts — 1.0%
Australia and New Zealand Banking Group, Ltd.
4.40%, 5/19/26(8)	1,000	$1,027,386
Banco Bilbao Vizcaya Argentaria SA
4.875%, 4/21/25(8)	2,010	1,994,925
Banco do Brasil SA
9.00% to 6/18/24, 6/29/49(8)(11)	801	624,780
BankUnited, Inc.
4.875%, 11/17/25	1,815	1,888,907
Capital One Financial Corp.
4.20%, 10/29/25	950	978,979
Credit Suisse Group Funding Guernsey, Ltd.
4.55%, 4/17/26(8)	250	260,544
Development Bank of Mongolia, LLC
5.75%, 3/21/17(9)	617	620,085
First Horizon National Corp.
3.50%, 12/15/20	1,900	1,919,509
Flagstar Bancorp, Inc.
6.125%, 7/15/21(8)(12)	650	649,993
Lloyds Banking Group PLC
4.582%, 12/10/25(8)	1,715	1,728,130
Santander Issuances SAU
5.179%, 11/19/25	2,000	2,002,678
Societe Generale SA
8.25% to 11/29/18, 12/31/49(9)(11)	1,500	1,492,500
Zions Bancorporation
5.65% to 11/15/18, 11/15/23(11)	1,890	1,904,175

		$17,092,591

Beverage and Tobacco — 0.3%
Constellation Brands, Inc.
6.00%, 5/1/22	1,530	$1,728,900
4.25%, 5/1/23	2,910	3,040,950

		$4,769,850

Brokerage/Securities Dealers/Investment Houses — 0.1%
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	1,210	$1,223,613

		$1,223,613

Building and Development — 1.9%
Builders FirstSource, Inc.
7.625%, 6/1/21(8)	729	$765,450
10.75%, 8/15/23(8)	745	813,912
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(8)	1,855	1,919,925
HD Supply, Inc.
7.50%, 7/15/20	3,650	3,832,135
5.25%, 12/15/21(8)	1,545	1,625,634
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	2,665	2,385,175
MDC Holdings, Inc.
5.625%, 2/1/20	778	807,175
6.00%, 1/15/43	657	507,533
Nortek, Inc.
8.50%, 4/15/21	1,840	1,909,460
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	4,610	4,817,450
Rexel SA
5.25%, 6/15/20(8)	2,710	2,806,544

Security	Principal Amount* (000’s omitted)	Value
Standard Industries, Inc.
5.375%, 11/15/24(8)	2,825	$2,888,562
6.00%, 10/15/25(8)	2,230	2,341,500
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	1,725	1,742,250
5.875%, 6/15/24	2,235	2,282,494
USG Corp.
5.875%, 11/1/21(8)	870	914,587
5.50%, 3/1/25(8)	345	362,681

		$32,722,467

Business Equipment and Services — 1.3%
Acosta, Inc.
7.75%, 10/1/22(8)	4,105	$3,622,663
FTI Consulting, Inc.
6.00%, 11/15/22	3,974	4,189,589
National CineMedia, LLC
7.875%, 7/15/21	3,090	3,213,600
6.00%, 4/15/22	3,625	3,770,000
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,975	2,039,188
United Rentals North America, Inc.
7.375%, 5/15/20	1,167	1,213,680
7.625%, 4/15/22	3,665	3,930,712
6.125%, 6/15/23	225	235,406

		$22,214,838

Cable and Satellite Television — 2.9%
Cable One, Inc.
5.75%, 6/15/22(8)	810	$832,275
Cablevision Systems Corp.
7.75%, 4/15/18	1,055	1,132,142
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	4,295	4,418,481
5.75%, 1/15/24	1,980	2,088,702
5.875%, 4/1/24(8)	230	240,350
5.375%, 5/1/25(8)	3,605	3,668,087
5.75%, 2/15/26(8)	1,885	1,946,263
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(8)	105	100,275
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.
6.384%, 10/23/35(8)	452	537,069
CSC Holdings, LLC
8.625%, 2/15/19	190	209,475
6.75%, 11/15/21	2,780	2,842,550
5.25%, 6/1/24	355	323,050
DISH DBS Corp.
6.75%, 6/1/21	3,310	3,438,263
5.875%, 7/15/22	3,055	2,978,625
5.875%, 11/15/24	1,815	1,701,563
IAC/InterActiveCorp
4.875%, 11/30/18	1,728	1,771,200
Neptune Finco Corp.
10.125%, 1/15/23(8)	2,880	3,232,800
10.875%, 10/15/25(8)	3,350	3,844,125
Numericable-SFR S.A.
6.00%, 5/15/22(8)	3,820	3,729,275
6.25%, 5/15/24(8)	555	532,800
UPCB Finance V, Ltd.
7.25%, 11/15/21(8)	2,750	2,876,664

Security	Principal Amount* (000’s omitted)		Value
UPCB Finance VI, Ltd.
6.875%, 1/15/22(8)		1,823	$1,902,234
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		725	714,125
5.25%, 1/15/26(8)		2,430	2,366,213
6.25%, 3/28/29(9)	GBP	400	524,645
VTR Finance B.V.
6.875%, 1/15/24(8)		1,575	1,574,181
Ziggo Bond Finance B.V.
5.875%, 1/15/25(8)		930	902,100

			$50,427,532

Capital Goods — 0.1%
Valmont Industries, Inc.
5.00%, 10/1/44		1,000	$953,327

			$953,327

Chemicals and Plastics — 0.8%
Albemarle Corp.
4.15%, 12/1/24		600	$629,633
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V.
7.375%, 5/1/21(8)		2,810	2,968,062
Monitchem HoldCo 2 SA
6.875%, 6/15/22(9)	EUR	400	392,838
Platform Specialty Products Corp.
10.375%, 5/1/21(8)		660	666,600
6.50%, 2/1/22(8)		2,325	2,057,625
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(8)		670	708,525
Tronox Finance, LLC
6.375%, 8/15/20		3,475	2,597,563
7.50%, 3/15/22(8)		910	659,750
W.R. Grace & Co.
5.125%, 10/1/21(8)		2,170	2,235,100
5.625%, 10/1/24(8)		490	504,088

			$13,419,784

Clothing/Textiles — 0.3%
BiSoho SAS
5.875%, 5/1/23(9)	EUR	200	$229,157
Hanesbrands Finance Luxembourg SCA
3.50%, 6/15/24(9)	EUR	435	488,776
PVH Corp.
7.75%, 11/15/23		3,740	4,263,600

			$4,981,533

Commercial Services — 0.2%
Block Financial, LLC
5.25%, 10/1/25		1,110	$1,192,675
CEB, Inc.
5.625%, 6/15/23(8)		710	693,138
ExamWorks Group, Inc.
5.625%, 4/15/23		1,170	1,298,700
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(8)		200	212,500
Verisure Holding AB
6.00%, 11/1/22(8)	EUR	400	474,307

			$3,871,320

Security	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.3%
Spectrum Brands, Inc.
6.375%, 11/15/20		1,100	$1,150,875
5.75%, 7/15/25		2,995	3,133,519
TMS International Corp.
7.625%, 10/15/21(8)		2,160	1,522,800

			$5,807,194

Consumer Products — 0.3%
Central Garden & Pet Co.
6.125%, 11/15/23		880	$919,600
HRG Group, Inc.
7.875%, 7/15/19		3,780	3,973,725

			$4,893,325

Containers and Glass Products — 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3.653%, 12/15/19(8)(13)		1,020	$1,026,375
7.00%, 11/15/20(8)		784	772,646
6.00%, 6/30/21(8)		615	613,462
6.75%, 5/15/24(9)	EUR	425	481,077
Ball Corp.
4.375%, 12/15/20		2,375	2,502,656
4.375%, 12/15/23	EUR	800	959,934
Berry Plastics Corp.
6.00%, 10/15/22		970	1,007,587
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(8)		385	385,963
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)		1,345	1,415,337
6.375%, 8/15/25(8)		625	654,297
Reynolds Group Holdings, Inc.
9.875%, 8/15/19		4,150	4,290,062
5.75%, 10/15/20		250	258,855
7.00%, 7/15/24(8)		1,485	1,531,592
Smurfit Kappa Acquisitions
2.75%, 2/1/25(9)	EUR	400	447,229

			$16,347,072

Distribution & Wholesale — 0.1%
American Tire Distributors, Inc.
10.25%, 3/1/22(8)		1,875	$1,654,688
LKQ Italia Bondco SpA
3.875%, 4/1/24(9)	EUR	300	343,745

			$1,998,433

Diversified Financial Services — 1.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust
4.625%, 10/30/20		730	$759,565
3.95%, 2/1/22		800	802,000
4.625%, 7/1/22		210	215,844
Argos Merger Sub, Inc.
7.125%, 3/15/23(8)		4,540	4,681,875
Arrow Global Finance PLC
4.75%, 5/1/23(9)(13)	EUR	600	659,225
BPCE SA
4.625%, 7/11/24(8)		775	778,348
Cadence Financial Corp.
4.875%, 6/28/19(8)		1,375	1,258,125
Citigroup, Inc.
4.30%, 11/20/26		92	95,032

Security	Principal Amount* (000’s omitted)		Value
Legg Mason, Inc.
4.75%, 3/15/26		985	$1,041,220
Leucadia National Corp.
6.625%, 10/23/43		683	590,617
Och-Ziff Finance Co., LLC
4.50%, 11/20/19(8)		1,509	1,440,337
Quicken Loans, Inc.
5.75%, 5/1/25(8)		1,210	1,173,700
Royal Bank of Canada
4.65%, 1/27/26		1,790	1,919,870
Royal Bank of Scotland Group PLC
8.00% to 8/10/25, 12/29/49(11)		2,537	2,372,095

			$17,787,853

Drugs — 1.2%
ConvaTec Finance International SA
8.25%, 1/15/19(8)(10)		4,815	$4,730,737
Endo Finance, LLC/Endo Finco, Inc.
7.75%, 1/15/22(8)		185	172,513
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc.
6.00%, 7/15/23(8)		465	411,525
6.00%, 2/1/25(8)		1,340	1,169,150
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(8)		1,210	1,173,700
5.625%, 10/15/23(8)		3,730	3,492,212
5.50%, 4/15/25(8)		1,215	1,090,001
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)		425	367,625
7.50%, 7/15/21(8)		1,615	1,432,303
5.625%, 12/1/21(8)		1,165	966,950
5.875%, 5/15/23(8)		3,855	3,132,188
6.125%, 4/15/25(8)		3,350	2,696,750

			$20,835,654

Ecological Services and Equipment — 0.3%
Advanced Disposal Services, Inc.
8.25%, 10/1/20		765	$780,300
Clean Harbors, Inc.
5.25%, 8/1/20		1,095	1,123,744
5.125%, 6/1/21		900	925,308
Covanta Holding Corp.
6.375%, 10/1/22		1,960	2,023,700
5.875%, 3/1/24		900	877,500

			$5,730,552

Electric Utilities — 0.2%
E.CL SA
4.50%, 1/29/25(8)		637	$657,491
FirstEnergy Transmission, LLC
5.45%, 7/15/44(8)		546	597,457
NRG Yield Operating, LLC
5.375%, 8/15/24		1,080	1,080,000
Southern Water Greensand Financing PLC
8.50%, 4/15/19(9)	GBP	204	304,849

			$2,639,797

Electronics/Electrical — 2.1%
AES Panama SA
6.00%, 6/25/22(8)		463	$476,844
Anixter, Inc.
5.50%, 3/1/23		1,890	1,930,162

Security	Principal Amount* (000’s omitted)		Value
Avnet, Inc.
4.625%, 4/15/26		985	$1,025,565
Comision Federal de Electricidad
4.875%, 5/26/21(8)		1,001	1,069,819
CommScope, Inc.
4.375%, 6/15/20(8)		825	851,813
Exelon Corp.
5.625%, 6/15/35		819	980,565
Flextronics International, Ltd.
4.75%, 6/15/25		1,000	1,015,000
FLIR Systems, Inc.
3.125%, 6/15/21		925	951,592
Fortive Corp.
3.15%, 6/15/26(8)		945	974,456
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)		1,670	1,765,190
Infor (US), Inc.
5.75%, 8/15/20(8)		965	1,015,662
6.50%, 5/15/22		1,760	1,670,909
Informatica, LLC
7.125%, 7/15/23(8)		515	490,538
Ingram Micro, Inc.
4.95%, 12/15/24		869	867,399
Midamerican Funding, LLC
6.927%, 3/1/29		314	442,390
Nuance Communications, Inc.
5.375%, 8/15/20(8)		310	316,975
NXP B.V./NXP Funding, LLC
5.75%, 2/15/21(8)		1,105	1,151,962
4.625%, 6/1/23(8)		715	729,300
Senvion Holding GmbH
6.625%, 11/15/20(9)	EUR	400	462,131
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23		2,650	2,709,625
Trimble Navigation, Ltd.
4.75%, 12/1/24		855	893,189
Western Digital Corp.
7.375%, 4/1/23(8)		3,535	3,773,612
10.50%, 4/1/24(8)		4,645	4,981,762
Zebra Technologies Corp.
7.25%, 10/15/22		5,175	5,511,375

			$36,057,835

Entertainment — 0.0%(14)
CPUK Finance, Ltd.
7.00%, 8/28/20(8)	GBP	400	$548,746

			$548,746

Equipment Leasing — 0.6%
Air Lease Corp.
3.375%, 6/1/21		945	$970,061
International Lease Finance Corp.
8.75%, 3/15/17		1,525	1,594,815
6.25%, 5/15/19		1,025	1,106,846
8.25%, 12/15/20		3,275	3,884,379
4.625%, 4/15/21		100	103,250
8.625%, 1/15/22		2,615	3,193,569

			$10,852,920

Financial Intermediaries — 2.9%
Ally Financial, Inc.
5.50%, 2/15/17		5,000	$5,082,610

Security	Principal Amount* (000’s omitted)		Value
6.25%, 12/1/17		3,295	$3,459,750
8.00%, 12/31/18		250	273,750
5.75%, 11/20/25		950	955,938
CIT Group, Inc.
5.25%, 3/15/18		8,780	9,067,808
First Data Corp.
6.75%, 11/1/20(8)		3,932	4,116,765
7.00%, 12/1/23(8)		6,630	6,754,312
5.00%, 1/15/24(8)		1,255	1,262,844
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		1,500	1,510,200
6.00%, 8/1/20		2,225	2,202,750
Janus Capital Group, Inc.
4.875%, 8/1/25		1,894	2,052,702
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(11)		2,640	2,910,600
Navient Corp.
5.50%, 1/15/19		3,125	3,150,781
4.875%, 6/17/19		215	208,013
8.00%, 3/25/20		3,743	3,834,254
5.00%, 10/26/20		995	935,300
7.25%, 1/25/22		215	208,819
5.875%, 10/25/24		1,245	1,070,700

			$49,057,896

Financial Services — 0.4%
Santander Holdings USA, Inc.
4.50%, 7/17/25		1,445	$1,489,634
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(8)		2,735	2,844,400
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(8)		810	854,044
Trade and Development Bank of Mongolia, LLC
9.375%, 5/19/20(9)		1,450	1,438,612

			$6,626,690

Food Products — 0.7%
BRF SA
3.95%, 5/22/23(8)		1,250	$1,218,750
Corn Products International, Inc.
6.625%, 4/15/37		296	373,411
Dean Foods Co.
6.50%, 3/15/23(8)		1,875	1,940,625
Delhaize Group SA
5.70%, 10/1/40		500	586,688
Iceland Bondco PLC
4.838%, 7/15/20(8)(13)	GBP	1,500	1,777,218
Post Holdings, Inc.
6.75%, 12/1/21(8)		570	604,200
7.75%, 3/15/24(8)		1,495	1,646,369
8.00%, 7/15/25(8)		745	829,744
US Foods, Inc.
5.875%, 6/15/24(8)		1,770	1,818,675
WhiteWave Foods Co. (The)
5.375%, 10/1/22		855	919,125

			$11,714,805

Food Service — 0.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		2,410	$2,452,175
6.00%, 4/1/22(8)		4,775	4,964,520

Security	Principal Amount* (000’s omitted)		Value
Manitowoc Foodservice, Inc.
9.50%, 2/15/24(8)		115	$128,800
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc.
10.50%, 1/15/20		4,405	4,658,287
Yum! Brands, Inc.
5.30%, 9/15/19		425	452,094
3.75%, 11/1/21		705	693,544
3.875%, 11/1/23		190	180,025

			$13,529,445

Food/Drug Retailers — 0.3%
Rite Aid Corp.
6.125%, 4/1/23(8)		4,230	$4,541,539

			$4,541,539

Forest Products — 0.0%(14)
Domtar Corp.
10.75%, 6/1/17		677	$721,945

			$721,945

Health Care — 4.7%
Aetna, Inc.
2.80%, 6/15/23		948	$970,626
Alere, Inc.
7.25%, 7/1/18		485	498,034
6.50%, 6/15/20		1,055	1,055,000
6.375%, 7/1/23(8)		2,635	2,760,162
AmSurg Corp.
5.625%, 11/30/20		1,865	1,934,937
5.625%, 7/15/22		1,690	1,742,813
Capsugel SA
7.00%, 5/15/19(8)(10)		603	604,508
Centene Corp.
4.75%, 5/15/22		870	891,750
6.125%, 2/15/24(8)		200	213,125
Cerberus Nightingale 1 S.a.r.l.
8.25%, 2/1/20(9)	EUR	400	455,885
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		2,748	2,799,525
7.125%, 7/15/20		2,785	2,595,871
6.875%, 2/1/22		2,640	2,323,200
Concordia International
9.50%, 10/21/22(8)		2,000	1,875,000
ConvaTec Healthcare E SA
10.50%, 12/15/18(8)		2,235	2,285,287
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(8)		1,485	1,291,950
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(8)		1,640	1,784,517
5.875%, 1/31/22(8)		1,365	1,503,206
Grifols Worldwide Operations, Ltd.
5.25%, 4/1/22		1,235	1,262,788
HCA Holdings, Inc.
6.25%, 2/15/21		1,710	1,838,250
HCA, Inc.
6.50%, 2/15/20		3,215	3,572,669
7.50%, 2/15/22		2,930	3,338,735
4.75%, 5/1/23		1,125	1,155,938
5.875%, 2/15/26		2,705	2,813,200
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(8)		1,030	1,058,325

Security	Principal Amount* (000’s omitted)		Value
Hologic, Inc.
5.25%, 7/15/22(8)		2,835	$2,973,206
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)		5,605	5,745,125
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		3,115	3,122,787
7.875%, 2/15/21(8)		1,405	1,497,196
MEDNAX, Inc.
5.25%, 12/1/23(8)		2,105	2,136,575
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(8)		400	421,000
Opal Acquisition, Inc.
8.875%, 12/15/21(8)		1,960	1,514,100
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(8)		1,475	1,511,875
Synlab Bondco PLC
6.25%, 7/1/22(9)	EUR	650	764,618
TeamHealth, Inc.
7.25%, 12/15/23(8)		3,360	3,604,003
Teleflex, Inc.
5.25%, 6/15/24		790	801,850
Tenet Healthcare Corp.
6.00%, 10/1/20		1,795	1,902,700
8.125%, 4/1/22		6,185	6,369,313
6.75%, 6/15/23		745	716,131
Unilabs Subholding AB
8.50%, 7/15/18(9)	EUR	750	853,287
WellCare Health Plans, Inc.
5.75%, 11/15/20		4,015	4,160,544

			$80,719,611

Home Furnishings — 0.2%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$982,524
Newell Rubbermaid, Inc.
4.20%, 4/1/26		945	1,026,152
Tempur Sealy International, Inc.
5.625%, 10/15/23		1,445	1,495,575

			$3,504,251

Homebuilders/Real Estate — 0.0%(14)
Bormioli Rocco Holdings SA
10.00%, 8/1/18(9)	EUR	400	$453,992

			$453,992

Industrial Equipment — 0.5%
Accudyne Industries Borrower/Accudyne Industries, LLC
7.75%, 12/15/20(8)		1,395	$1,238,063
BlueLine Rental Finance Corp.
7.00%, 2/1/19(8)		2,690	2,326,850
CNH Industrial Capital, LLC
6.25%, 11/1/16		2,055	2,082,356
3.625%, 4/15/18		2,500	2,512,500
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(15)		56	19,931
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(8)(10)		1,630	813,989

			$8,993,689

Insurance — 0.7%
Genworth Financial, Inc.
7.625%, 9/24/21		1,654	$1,416,238

Security	Principal Amount* (000’s omitted)		Value
Hanover Insurance Group, Inc. (The)
4.50%, 4/15/26		985	$1,019,355
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(8)(10)		1,695	1,635,675
Hub International, Ltd.
7.875%, 10/1/21(8)		2,325	2,237,812
Principal Financial Group, Inc.
6.05%, 10/15/36		309	387,849
USI, Inc.
7.75%, 1/15/21(8)		2,670	2,653,312
Wayne Merger Sub, LLC
8.25%, 8/1/23(8)		1,655	1,638,450
XLIT, Ltd.
6.50% to 4/15/17, 10/29/49(11)		575	401,063

			$11,389,754

Internet Software & Services — 0.3%
Netflix, Inc.
5.50%, 2/15/22		3,215	$3,367,712
Riverbed Technology, Inc.
8.875%, 3/1/23(8)		1,560	1,622,400

			$4,990,112

Leisure Goods/Activities/Movies — 0.7%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)		1,190	$1,300,075
AMC Entertainment, Inc.
5.75%, 6/15/25		250	250,000
Match Group, Inc.
6.375%, 6/1/24(8)		200	209,000
NCL Corp., Ltd.
5.25%, 11/15/19(8)		985	999,775
4.625%, 11/15/20(8)		1,870	1,875,834
Nord Anglia Education Finance, LLC
5.75%, 7/15/22(9)	CHF	600	628,264
Regal Entertainment Group
5.75%, 3/15/22		1,030	1,060,900
Royal Caribbean Cruises, Ltd.
7.25%, 3/15/18		1,680	1,822,800
Sabre GLBL, Inc.
5.375%, 4/15/23(8)		855	878,513
Viking Cruises, Ltd.
8.50%, 10/15/22(8)		1,650	1,414,875
6.25%, 5/15/25(8)		1,690	1,284,400

			$11,724,436

Lodging and Casinos — 1.5%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)		2,006	$952,888
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)		2,175	2,011,875
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,778,763
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21		3,645	3,775,181
MGM Resorts International
6.625%, 12/15/21		2,455	2,682,088
7.75%, 3/15/22		3,970	4,500,987
6.00%, 3/15/23		2,460	2,601,450
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,215	1,211,963

Security	Principal Amount* (000’s omitted)		Value
Studio City Finance, Ltd.
8.50%, 12/1/20(8)		4,085	$4,146,275
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(8)		3,565	1,283,400

			$25,944,870

Media — 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		4,295	$4,332,581
4.00%, 1/15/25(9)	EUR	500	560,546

			$4,893,127

Metals/Mining — 0.2%
Freeport-McMoRan, Inc.
3.55%, 3/1/22		1,000	$885,000
Glencore Funding, LLC
4.00%, 4/16/25(8)		1,300	1,152,570
Newcrest Finance Pty. Ltd.
5.75%, 11/15/41(8)		794	745,903
Southern Copper Corp.
5.25%, 11/8/42		753	671,552

			$3,455,025

Nonferrous Metals/Minerals — 0.9%
BHP Billiton Finance USA, Ltd.
6.75% to 10/19/25, 10/19/75(8)(11)		1,460	$1,553,075
Eldorado Gold Corp.
6.125%, 12/15/20(8)		3,315	3,331,575
Imperial Metals Corp.
7.00%, 3/15/19(8)		880	794,200
Kissner Milling Co., Ltd.
7.25%, 6/1/19(8)		4,245	4,266,225
New Gold, Inc.
6.25%, 11/15/22(8)		1,535	1,504,300
Novelis, Inc.
8.375%, 12/15/17		1,565	1,601,191
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20		2,330	1,968,850
SunCoke Energy, Inc.
7.625%, 8/1/19		92	86,940

			$15,106,356

Oil and Gas — 6.5%
AmeriGas Finance, LLC/AmeriGas Finance Corp.
7.00%, 5/20/22		5,220	$5,536,436
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24		380	383,325
5.875%, 8/20/26		940	943,525
Antero Resources Corp.
6.00%, 12/1/20		473	480,492
5.375%, 11/1/21		3,515	3,462,275
5.625%, 6/1/23		1,270	1,238,250
Apache Corp.
6.00%, 1/15/37		479	548,520
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(8)		700	666,750
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		2,010	825,105
Canbriam Energy, Inc.
9.75%, 11/15/19(8)		1,370	1,390,550
Chevron Corp.
3.326%, 11/17/25		815	872,508

Security	Principal Amount* (000’s omitted)	Value
Concho Resources, Inc.
7.00%, 1/15/21	1,800	$1,858,500
6.50%, 1/15/22	685	704,694
5.50%, 4/1/23	5,200	5,239,000
ConocoPhillips Holding Co.
6.95%, 4/15/29	850	1,059,294
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(8)	2,840	2,925,200
7.75%, 2/15/23(8)	2,450	2,572,500
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,210	4,506,650
Denbury Resources, Inc.
9.00%, 5/15/21(8)	880	884,400
5.50%, 5/1/22	675	459,000
Encana Corp.
6.50%, 5/15/19	2,218	2,356,625
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(8)	3,275	3,234,062
8.125%, 9/15/23(8)	975	999,375
Energy Transfer Equity L.P.
7.50%, 10/15/20	1,950	2,076,750
5.875%, 1/15/24	1,930	1,886,575
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	2,065	1,269,975
Gulfport Energy Corp.
7.75%, 11/1/20	4,585	4,734,012
6.625%, 5/1/23	2,420	2,395,800
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.50%, 3/1/20	615	621,150
Kerr-McGee Corp.
6.95%, 7/1/24	1,000	1,158,497
Matador Resources Co.
6.875%, 4/15/23	2,675	2,741,875
Memorial Resource Development Corp.
5.875%, 7/1/22	5,440	5,440,000
Noble Energy, Inc.
5.625%, 5/1/21	782	815,542
Oasis Petroleum, Inc.
6.50%, 11/1/21	420	385,350
6.875%, 3/15/22	110	102,300
Pacific Drilling SA
5.375%, 6/1/20(8)	1,274	388,570
Pacific Exploration and Production Corp.
5.625%, 1/19/25(8)	910	172,900
Paramount Resources, Ltd.
6.875%, 6/30/23(8)	1,250	987,500
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	2,545	2,653,162
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	1,800	1,773,000
Petrobras Global Finance B.V.
3.00%, 1/15/19	980	910,420
7.875%, 3/15/19	940	972,900
Petroleos Mexicanos
6.875%, 8/4/26(8)	1,185	1,327,793
Precision Drilling Corp.
6.625%, 11/15/20	260	239,200
Rowan Cos., Inc.
7.875%, 8/1/19	2,433	2,507,683
RSP Permian, Inc.
6.625%, 10/1/22	3,090	3,198,150

Security	Principal Amount* (000’s omitted)		Value
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21		3,640	$3,694,600
5.625%, 4/15/23		4,451	4,489,946
5.75%, 5/15/24		1,645	1,640,888
5.625%, 3/1/25		2,885	2,885,000
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)		4,390	4,571,087
6.75%, 5/1/23(8)		2,225	2,252,812
Seventy Seven Energy, Inc.
6.50%, 7/15/22(4)		1,255	81,575
Seventy Seven Operating, LLC
6.625%, 11/15/19(4)		1,100	555,500
Shell International Finance B.V.
3.25%, 5/11/25		1,010	1,061,320
SM Energy Co.
6.125%, 11/15/22		870	803,663
6.50%, 1/1/23		1,995	1,865,325
Southwestern Energy Co.
4.05%, 1/23/20		375	368,438
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(8)		1,835	1,830,413
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19		630	661,500
6.25%, 10/15/22		1,505	1,576,488
Triangle USA Petroleum Corp.
6.75%, 7/15/22(4)(8)		1,375	323,125
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24		385	369,995

			$110,937,815

Packaging & Containers — 0.0%(14)
Horizon Holdings I SASU
7.25%, 8/1/23(8)	EUR	500	$577,139

			$577,139

Pharmaceuticals — 0.1%
Actavis Funding SCS
3.00%, 3/12/20		480	$495,006
4.55%, 3/15/35		500	513,903
Baxalta, Inc.
4.00%, 6/23/25		750	783,208
Vizient, Inc.
10.375%, 3/1/24(8)		110	118,250

			$1,910,367

Pipelines — 0.2%
Georgian Oil and Gas Corp. JSC
6.75%, 4/26/21(9)		200	$206,500
Plains All America Pipeline, L.P./PAA Finance Corp.
4.65%, 10/15/25		1,000	1,011,967
Regency Energy Partners, L.P./Regency Energy Finance Corp.
5.00%, 10/1/22		2,002	2,057,149

			$3,275,616

Publishing — 0.9%
Laureate Education, Inc.
9.25%, 9/1/19(8)		13,900	$12,232,000
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(8)(10)		1,020	1,035,300

Security	Principal Amount* (000’s omitted)		Value
Tribune Media Co.
5.875%, 7/15/22		2,390	$2,390,000

			$15,657,300

Radio and Television — 0.7%
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20		470	$431,225
Series A, 6.50%, 11/15/22		1,100	1,064,250
Series B, 6.50%, 11/15/22		2,130	2,140,650
iHeartCommunications, Inc.
9.00%, 12/15/19		226	172,608
11.25%, 3/1/21		1,505	1,083,600
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)		1,250	1,295,313
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)		745	773,869
6.00%, 7/15/24(8)		2,830	2,932,587
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19		1,470	1,501,237
Univision Communications, Inc.
5.125%, 5/15/23(8)		1,260	1,256,850

			$12,652,189

Real Estate Investment Trusts (REITs) — 0.2%
ARC Properties Operating Partnership, L.P.
3.00%, 2/6/19		508	$511,175
CBL & Associates, L.P.
4.60%, 10/15/24		878	792,824
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23		485	493,488
DDR Corp.
3.625%, 2/1/25		455	457,377
ESH Hospitality, Inc.
5.25%, 5/1/25(8)		1,260	1,233,225

			$3,488,089

Retail — 0.0%(14)
Douglas GmbH
6.25%, 7/15/22(8)	EUR	500	$593,716

			$593,716

Retailers (Except Food and Drug) — 3.1%
Best Buy Co., Inc.
5.50%, 3/15/21		1,115	$1,190,262
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(8)(10)		1,569	521,021
Dollar Tree, Inc.
5.25%, 3/1/20(8)		1,905	1,971,675
5.75%, 3/1/23(8)		4,400	4,697,000
Gap, Inc. (The)
5.95%, 4/12/21		2,212	2,321,129
Hot Topic, Inc.
9.25%, 6/15/21(8)		4,740	4,822,950
L Brands, Inc.
8.50%, 6/15/19		3,325	3,873,625
6.625%, 4/1/21		6,135	6,932,550
5.625%, 2/15/22		790	851,028
6.875%, 11/1/35		2,850	2,899,875
Macy’s Retail Holdings, Inc.
6.70%, 7/15/34		785	848,415
4.30%, 2/15/43		641	504,849

Security	Principal Amount* (000’s omitted)		Value
Michaels Stores, Inc.
5.875%, 12/15/20(8)		1,775	$1,854,875
Murphy Oil USA, Inc.
6.00%, 8/15/23		4,165	4,331,600
Party City Holdings, Inc.
6.125%, 8/15/23(8)		3,215	3,343,600
Radio Systems Corp.
8.375%, 11/1/19(8)		3,300	3,440,250
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22		1,225	1,275,531
5.625%, 12/1/25		2,385	2,510,212
Signet UK Finance PLC
4.70%, 6/15/24		1,321	1,291,868
Vista Outdoor, Inc.
5.875%, 10/1/23(8)		1,620	1,696,950
Walgreens Boots Alliance, Inc.
3.10%, 6/1/23		945	962,201

			$52,141,466

Road & Rail — 0.1%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)		1,850	$1,840,750

			$1,840,750

Software and Services — 0.4%
Electronic Arts, Inc.
4.80%, 3/1/26		990	$1,073,538
IHS, Inc.
5.00%, 11/1/22		2,240	2,324,000
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(8)(10)		2,090	1,870,550
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(8)		1,875	1,035,938

			$6,304,026

Steel — 0.3%
ArcelorMittal
7.25%, 2/25/22		4,000	$4,230,000
Steel Dynamics, Inc.
6.375%, 8/15/22		500	527,500

			$4,757,500

Super Retail — 0.0%(14)
Dufry Finance SCA
4.50%, 8/1/23(9)	EUR	500	$581,254

			$581,254

Surface Transport — 0.6%
Hertz Corp. (The)
6.25%, 10/15/22		435	$450,225
XPO Logistics, Inc.
7.875%, 9/1/19(8)		6,790	6,942,775
6.50%, 6/15/22(8)		3,035	2,909,806

			$10,302,806

Technology — 0.6%
Abengoa Finance S.A.U.
7.75%, 2/1/20(4)(8)		1,125	$53,437
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.875%, 6/15/21(8)		100	102,578
7.125%, 6/15/24(8)		100	104,600
6.02%, 6/15/26(8)		200	207,881

Security	Principal Amount* (000’s omitted)		Value
International Game Technology PLC
6.50%, 2/15/25(8)		720	$729,000
Israel Electric Corp, Ltd.
5.00%, 11/12/24(8)(9)		1,000	1,070,000
KLA-Tencor Corp.
4.65%, 11/1/24		1,625	1,776,439
Micron Technology, Inc.
5.25%, 8/1/23(8)		835	716,012
5.625%, 1/15/26(8)		1,080	904,500
Seagate HDD Cayman
4.75%, 6/1/23		1,750	1,480,264
4.75%, 1/1/25		695	550,353
Total System Services, Inc.
4.80%, 4/1/26		1,075	1,168,521
Western Union Co. (The)
6.20%, 11/17/36		637	682,940

			$9,546,525

Telecommunications — 6.1%
Altice Financing SA
6.625%, 2/15/23(8)		2,580	$2,542,900
Altice Luxembourg SA
7.25%, 5/15/22(9)	EUR	304	340,948
7.75%, 5/15/22(8)		1,710	1,733,512
7.625%, 2/15/25(8)		1,290	1,264,200
AT&T, Inc.
4.35%, 6/15/45		455	442,972
Avaya, Inc.
9.00%, 4/1/19(8)		2,250	1,687,500
CenturyLink, Inc.
5.80%, 3/15/22		210	204,685
6.75%, 12/1/23		1,695	1,671,694
Colombia Telecomunicaciones SA ESP
8.50% to 3/30/20, 12/29/49(8)(11)		754	667,290
CommScope Technologies Finance, LLC
6.00%, 6/15/25(8)		2,595	2,672,850
Digicel, Ltd.
6.00%, 4/15/21(8)		1,450	1,257,875
6.75%, 3/1/23(8)		2,230	1,906,650
eircom Finance DAC
4.50%, 5/31/22(9)	EUR	124	136,550
Equinix, Inc.
5.875%, 1/15/26		2,725	2,847,625
Frontier Communications Corp.
6.25%, 9/15/21		1,600	1,516,419
10.50%, 9/15/22		685	727,384
7.625%, 4/15/24		285	253,650
6.875%, 1/15/25		1,845	1,555,566
11.00%, 9/15/25		2,190	2,283,075
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,912	3,155,880
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		1,815	1,302,263
7.50%, 4/1/21		105	72,975
6.625%, 12/15/22		980	666,400
Intelsat Luxembourg S.A.
7.75%, 6/1/21		2,550	637,500
8.125%, 6/1/23		4,100	1,035,250
Interoute Finco PLC
7.375%, 10/15/20(9)	EUR	400	472,398

Security	Principal Amount* (000’s omitted)		Value
Juniper Networks, Inc.
4.35%, 6/15/25		730	$756,384
Level 3 Financing, Inc.
5.375%, 1/15/24		1,000	1,008,750
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	625	670,955
SBA Telecommunications, Inc.
5.75%, 7/15/20		1,985	2,049,512
Sprint Communications, Inc.
9.125%, 3/1/17		1,225	1,266,981
9.00%, 11/15/18(8)		13,520	14,449,500
7.00%, 8/15/20		4,810	4,322,987
6.00%, 11/15/22		250	197,975
Sprint Corp.
7.25%, 9/15/21		2,060	1,766,450
7.875%, 9/15/23		9,915	8,155,087
7.625%, 2/15/25		1,870	1,488,988
T-Mobile USA, Inc.
5.25%, 9/1/18		4,725	4,825,406
6.25%, 4/1/21		1,100	1,151,557
6.633%, 4/28/21		1,735	1,819,581
6.731%, 4/28/22		620	654,286
6.625%, 4/1/23		1,670	1,771,653
6.375%, 3/1/25		1,395	1,463,006
6.50%, 1/15/26		610	645,838
Telecom Italia Capital SA
7.721%, 6/4/38		546	570,570
Verizon Communications, Inc.
4.50%, 9/15/20		664	737,961
6.00%, 4/1/41		431	538,501
Virgin Media Finance PLC
6.375%, 4/15/23(8)		10,705	10,758,525
5.75%, 1/15/25(8)		2,015	1,959,587
Wind Acquisition Finance SA
4.999%, 4/30/19(8)(13)	EUR	600	666,849
3.751%, 7/15/20(8)(13)	EUR	625	676,254
4.75%, 7/15/20(8)		3,800	3,743,000
7.375%, 4/23/21(8)		1,450	1,395,625
Windstream Corp.
7.50%, 6/1/22		1,870	1,692,350
Windstream Services, LLC
7.75%, 10/1/21		360	341,100
Zayo Group, LLC/Zayo Capital, Inc.
6.375%, 5/15/25		200	204,750

			$104,805,979

Utilities — 1.1%
AES Corp. (The)
5.50%, 3/15/24		760	$781,850
AES Gener SA
5.25%, 8/15/21(8)		660	703,987
Air Medical Merger Sub Corp.
6.375%, 5/15/23(8)		1,795	1,714,225
Calpine Corp.
5.375%, 1/15/23		1,905	1,866,900
5.75%, 1/15/25		610	595,512
Dynegy, Inc.
6.75%, 11/1/19		3,130	3,153,475
7.375%, 11/1/22		2,490	2,415,300
7.625%, 11/1/24		2,120	2,043,150

Security	Principal Amount* (000’s omitted)		Value
Enel SpA
8.75% to 9/24/23, 9/24/73(8)(11)		1,092	$1,246,245
ITC Holdings Corp.
5.30%, 7/1/43		660	743,891
NRG Energy, Inc.
8.25%, 9/1/20		1,250	1,290,625
7.875%, 5/15/21		1,236	1,285,440
Southwestern Electric Power Co.
6.20%, 3/15/40		696	870,098

			$18,710,698

Total Corporate Bonds & Notes (identified cost $940,194,759)			$921,893,596

Foreign Government and Agency Securities — 3.2%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.2%
Republic of Albania
5.75%, 11/12/20(9)	EUR	2,270	$2,684,349

Total Albania			$2,684,349

Angola — 0.1%
Republic of Angola Via Northern Lights III B.V.
7.00%, 8/16/19(9)		2,434	$2,458,106

Total Angola			$2,458,106

Argentina — 0.1%
City of Buenos Aires
7.50%, 6/1/27(9)		1,292	$1,350,140
Republic of Argentina
2.50% to 3/31/19, 12/31/38(16)		1,325	897,687

Total Argentina			$2,247,827

Armenia — 0.1%
Republic of Armenia
6.00%, 9/30/20(9)		200	$202,244
7.15%, 3/26/25(9)		950	969,000

Total Armenia			$1,171,244

Barbados — 0.2%
Barbados Government International Bond
6.625%, 12/5/35(9)		4,200	$3,444,000

Total Barbados			$3,444,000

Belarus — 0.1%
Republic of Belarus
8.95%, 1/26/18(9)		1,647	$1,720,292

Total Belarus			$1,720,292

Brazil — 0.1%
Federative Republic of Brazil
6.00%, 1/17/17		1,408	$1,448,128

Total Brazil			$1,448,128

Congo — 0.1%
Republic of Congo
4.00% to 6/30/17, 6/30/29(9)(16)		1,675	$1,222,639

Total Congo			$1,222,639

Security	Principal Amount* (000’s omitted)		Value
Cyprus — 0.1%
Republic of Cyprus
3.875%, 5/6/22(9)	EUR	1,615	$1,839,920
4.625%, 2/3/20(8)(9)	EUR	120	142,332
4.75%, 6/25/19(9)	EUR	415	493,512

Total Cyprus			$2,475,764

Dominican Republic — 0.1%
Dominican Republic International Bond
8.625%, 4/20/27(9)		2,000	$2,395,000

Total Dominican Republic			$2,395,000

Ecuador — 0.2%
Republic of Ecuador
10.50%, 3/24/20(8)		1,965	$1,955,175
10.50%, 3/24/20(9)		1,000	995,000

Total Ecuador			$2,950,175

Fiji — 0.1%
Republic of Fiji
6.625%, 10/2/20(9)		2,443	$2,434,694

Total Fiji			$2,434,694

Georgia — 0.0%(14)
Republic of Georgia
6.875%, 4/12/21(9)		559	$616,692

Total Georgia			$616,692

Honduras — 0.0%(14)
Honduras Government International Bond
7.50%, 3/15/24(9)		200	$218,000
8.75%, 12/16/20(9)		500	562,500

Total Honduras			$780,500

Iraq — 0.1%
Republic of Iraq
5.80%, 1/15/28(9)		3,201	$2,448,765

Total Iraq			$2,448,765

Kazakhstan — 0.1%
Kazakhstan Government International Bond
5.125%, 7/21/25(8)		1,452	$1,595,196
6.50%, 7/21/45(8)		220	256,386

Total Kazakhstan			$1,851,582

Kenya — 0.1%
Republic of Kenya
6.875%, 6/24/24(8)		200	$185,514
6.875%, 6/24/24(9)		1,065	987,862

Total Kenya			$1,173,376

Macedonia — 0.2%
Republic of Macedonia
3.975%, 7/24/21(9)	EUR	2,500	$2,708,483
4.875%, 12/1/20(8)	EUR	485	545,629

Total Macedonia			$3,254,112

Mongolia — 0.1%
Mongolia International Bond
4.125%, 1/5/18(9)		655	$638,625
5.125%, 12/5/22(9)		200	164,881

Total Mongolia			$803,506

Security	Principal Amount* (000’s omitted)	Value
Nigeria — 0.1%
Republic of Nigeria
5.125%, 7/12/18(9)	1,800	$1,808,334

Total Nigeria		$1,808,334

Rwanda — 0.1%
Republic of Rwanda
6.625%, 5/2/23(9)	2,196	$2,141,539

Total Rwanda		$2,141,539

Serbia — 0.1%
Republic of Serbia
4.875%, 2/25/20(9)	600	$619,848
5.25%, 11/21/17(9)	200	207,043
5.875%, 12/3/18(9)	980	1,040,564

Total Serbia		$1,867,455

Seychelles — 0.1%
Republic of Seychelles
7.00% to 1/1/18, 1/1/26(9)(16)	1,500	$1,474,050

Total Seychelles		$1,474,050

Sri Lanka — 0.2%
Republic of Sri Lanka
6.125%, 6/3/25(9)	3,280	$3,080,386

Total Sri Lanka		$3,080,386

Sweden — 0.1%
Svensk Exportkredit AB
2.875% to 11/14/18, 11/14/23(8)(11)	900	$902,745

Total Sweden		$902,745

Tanzania — 0.2%
United Republic of Tanzania
6.892%, 3/9/20(9)(13)	2,660	$2,733,610

Total Tanzania		$2,733,610

Venezuela — 0.1%
Bolivarian Republic of Venezuela
9.25%, 9/15/27	2,794	$1,362,075

Total Venezuela		$1,362,075

Zambia — 0.1%
Republic of Zambia
5.375%, 9/20/22(9)	785	$616,225
8.50%, 4/14/24(8)	614	536,513
8.97%, 7/30/27(8)	1,191	1,036,170

Total Zambia		$2,188,908

Total Foreign Government and Agency Securities (identified cost $54,871,419)		$55,139,853

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)	Value
Kenya — 0.1%
Government of Kenya
Term Loan, 5.95%, Maturing October 28, 2017(17)	$1,150	$1,147,125

Total Kenya		$1,147,125

Borrower	Principal Amount (000’s omitted)	Value
Suriname — 0.0%(14)
Republic of Suriname
Term Loan, 8.75%, Maturing September 30, 2017(3)(18)	$315	$320,990

Total Suriname		$320,990

Total Sovereign Loans (identified cost $1,452,111)		$1,468,115

Mortgage Pass-Throughs — 13.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2019(19)	$3,252	$3,377,759
5.50%, with various maturities to 2032	1,574	1,734,827
6.00%, with various maturities to 2031	597	649,117
6.50%, with various maturities to 2036	8,639	9,991,463
7.00%, with various maturities to 2036(19)	8,811	10,337,595
7.13%, with maturity at 2023	156	172,775
7.50%, with various maturities to 2035	6,045	7,067,830
7.65%, with maturity at 2022	139	152,778
8.00%, with various maturities to 2030	3,338	3,775,358
8.25%, with maturity at 2020	76	81,354
8.30%, with maturity at 2020	298	318,456
8.50%, with various maturities to 2031	2,946	3,448,634
9.00%, with various maturities to 2031	395	442,013
9.50%, with various maturities to 2025	421	446,216
10.00%, with maturity at 2020	39	42,072
10.50%, with maturity at 2020	35	37,968

		$42,076,215

Federal National Mortgage Association:
2.372%, with maturity at 2037(20)	$2,874	$2,965,546
2.599%, with maturity at 2036(20)	1,590	1,615,024
2.63%, with maturity at 2036(20)	17,008	17,941,576
2.644%, with maturity at 2022(20)	390	397,708
4.50%, with maturity at 2042(19)	13,227	14,489,489
5.00%, with various maturities to 2040(19)	16,242	17,997,382
5.50%, with various maturities to 2033	1,635	1,852,175
6.00%, with various maturities to 2033	4,717	5,250,763
6.318%, with maturity at 2032(20)	4,885	5,383,146
6.50%, with various maturities to 2036(19)	35,490	41,044,764
6.75%, with maturity at 2023	83	91,750
7.00%, with various maturities to 2037	16,464	19,436,317
7.50%, with various maturities to 2035	6,836	8,136,195
7.948%, with maturity at 2027(21)	501	583,210
8.00%, with various maturities to 2034	2,296	2,694,293
8.195%, with maturity at 2029(21)	163	190,953
8.25%, with maturity at 2018	1	685
8.295%, with maturity at 2024(21)	25	28,998
8.307%, with maturity at 2028(21)	138	162,364
8.469%, with maturity at 2018(21)	11	11,286
8.50%, with various maturities to 2030	2,236	2,549,754
8.513%, with maturity at 2027(21)	190	222,084
9.00%, with various maturities to 2027	3,087	3,529,379
9.50%, with various maturities to 2030	717	799,642
9.51%, with maturity at 2025(21)	70	77,010
9.866%, with maturity at 2019(21)	26	26,922

Security	Principal Amount (000’s omitted)	Value
10.00%, with various maturities to 2020	$124	$131,416
10.50%, with maturity at 2021	128	143,259

		$147,753,090

Government National Mortgage Association:
6.00%, with maturity at 2024	$865	$964,295
6.50%, with various maturities to 2032(19)	6,426	7,299,399
7.00%, with various maturities to 2033	4,605	5,497,512
7.50%, with various maturities to 2032(19)	9,175	10,629,279
8.00%, with various maturities to 2034(19)	5,406	6,438,813
8.30%, with maturity at 2020	136	146,524
8.50%, with various maturities to 2022	271	304,331
9.00%, with various maturities to 2026	1,179	1,367,300
9.50%, with various maturities to 2026	1,701	1,932,771
10.00%, with maturity at 2019	63	67,080

		$34,647,304

Total Mortgage Pass-Throughs (identified cost $214,395,954)		$224,476,609

Collateralized Mortgage Obligations — 15.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$475	$525,514
Series 259, (Principal Only), Class PO, 0.00%, 4/15/39(22)	5,674	5,354,567
Series 267, (Interest Only), Class S5, 5.558%, 8/15/42(23)(24)	11,382	2,575,154
Series 284, (Interest Only), Class S6, 5.658%, 10/15/42(23)(24)	6,182	1,448,218
Series 1497, Class K, 7.00%, 4/15/23	439	492,269
Series 1529, Class Z, 7.00%, 6/15/23	656	739,133
Series 1620, Class Z, 6.00%, 11/15/23	551	609,301
Series 1677, Class Z, 7.50%, 7/15/23	373	425,851
Series 1702, Class PZ, 6.50%, 3/15/24	4,472	5,009,845
Series 2113, Class QG, 6.00%, 1/15/29	955	1,091,896
Series 2122, Class K, 6.00%, 2/15/29	176	201,118
Series 2130, Class K, 6.00%, 3/15/29	119	136,260
Series 2167, Class BZ, 7.00%, 6/15/29	118	137,534
Series 2182, Class ZB, 8.00%, 9/15/29	1,284	1,540,815
Series 2198, Class ZA, 8.50%, 11/15/29	1,552	1,863,221
Series 2245, Class A, 8.00%, 8/15/27	3,843	4,601,108
Series 2458, Class ZB, 7.00%, 6/15/32	1,291	1,538,606
Series 3606, (Principal Only), Class PO, 0.00%, 12/15/39(22)	5,513	4,917,334
Series 3727, (Interest Only), Class PS, 6.258%, 11/15/38(23)(24)	6,458	281,624
Series 3762, Class SH, 9.087%, 11/15/40(23)	979	1,242,984
Series 3780, (Interest Only), Class PS, 6.008%, 8/15/35(23)(24)	2,764	32,542
Series 3973, (Interest Only), Class SG, 6.208%, 4/15/30(23)(24)	6,687	581,196
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(24)	7,468	775,688
Series 4070, (Interest Only), Class S, 5.658%, 6/15/32(23)(24)	13,053	2,428,745
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(24)	16,683	1,498,126
Series 4094, (Interest Only), Class CS, 5.558%, 8/15/42(23)(24)	7,093	1,389,122
Series 4095, (Interest Only), Class HS, 5.658%, 7/15/32(23)(24)	5,268	875,733
Series 4097, Class PE, 3.00%, 11/15/40	2,820	2,904,632
Series 4109, (Interest Only), Class ES, 5.708%, 12/15/41(23)(24)	264	36,759
Series 4109, (Interest Only), Class KS, 5.658%, 5/15/32(23)(24)	8,281	322,240
Series 4110, (Interest Only), Class SA, 5.208%, 9/15/42(23)(24)	8,426	1,488,416
Series 4149, (Interest Only), Class S, 5.808%, 1/15/33(23)(24)	6,245	1,235,148
Series 4186, (Interest Only), Class IQ, 4.00%, 12/15/28(24)	6,973	189,524
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(24)	5,273	504,291

Security	Principal Amount (000’s omitted)	Value
Series 4203, (Interest Only), Class QS, 5.808%, 5/15/43(23)(24)	$11,893	$2,172,552
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(24)	5,399	186,088
Series 4273, Class PU, 4.00%, 11/15/43	4,821	4,940,561
Series 4273, Class SP, 10.782%, 11/15/43(23)	1,071	1,298,225
Series 4313, Class SY, 10.821%, 3/15/44(23)	340	345,577
Series 4316, (Interest Only), Class JS, 5.658%, 1/15/44(23)(24)	4,880	634,606
Series 4326, Class TS, 12.299%, 4/15/44(23)	2,108	2,138,940
Series 4336, Class GU, 3.50%, 2/15/53	3,436	3,484,889
Series 4337, Class YT, 3.50%, 4/15/49	8,995	9,204,997
Series 4407, Class LN, 8.256%, 12/15/43(23)	1,382	1,418,664
Series 4416, Class SU, 7.687%, 12/15/44(23)	16,992	17,731,613
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(22)	1,160	1,080,019
Series 4452, Class ZJ, 3.00%, 11/15/44	4,293	4,234,058
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(22)	6,246	5,820,047
Series 4550, Class ZT, 2.00%, 1/15/45	4,150	4,151,868
Series 4568, Class ZM, 4.00%, 4/15/46	3,114	3,134,857
Series 4584, Class PM, 3.00%, 5/15/46	10,753	11,299,641

		$122,271,716

Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$18	$19,052
Series G92-44, Class ZQ, 8.00%, 7/25/22	30	31,001
Series G92-46, Class Z, 7.00%, 8/25/22	246	270,508
Series G92-60, Class Z, 7.00%, 10/25/22	338	371,068
Series G93-35, Class ZQ, 6.50%, 11/25/23	6,024	6,698,450
Series G93-40, Class H, 6.40%, 12/25/23	1,259	1,393,970
Series 1988-14, Class I, 9.20%, 6/25/18	25	25,796
Series 1989-1, Class D, 10.30%, 1/25/19	3	3,095
Series 1989-34, Class Y, 9.85%, 7/25/19	84	90,661
Series 1990-17, Class G, 9.00%, 2/25/20	52	56,800
Series 1990-27, Class Z, 9.00%, 3/25/20	40	43,027
Series 1990-29, Class J, 9.00%, 3/25/20	43	47,192
Series 1990-43, Class Z, 9.50%, 4/25/20	161	175,361
Series 1991-98, Class J, 8.00%, 8/25/21	95	105,661
Series 1992-77, Class ZA, 8.00%, 5/25/22	593	662,018
Series 1992-103, Class Z, 7.50%, 6/25/22	37	41,213
Series 1992-113, Class Z, 7.50%, 7/25/22	74	82,686
Series 1992-185, Class ZB, 7.00%, 10/25/22	126	139,337
Series 1993-16, Class Z, 7.50%, 2/25/23	366	412,444
Series 1993-22, Class PM, 7.40%, 2/25/23	310	345,764
Series 1993-25, Class J, 7.50%, 3/25/23	386	437,587
Series 1993-30, Class PZ, 7.50%, 3/25/23	702	794,400
Series 1993-42, Class ZQ, 6.75%, 4/25/23	998	1,110,739
Series 1993-56, Class PZ, 7.00%, 5/25/23	147	165,423
Series 1993-156, Class ZB, 7.00%, 9/25/23	168	190,235
Series 1994-45, Class Z, 6.50%, 2/25/24	1,276	1,419,985
Series 1994-89, Class ZQ, 8.00%, 7/25/24	777	899,430
Series 1996-57, Class Z, 7.00%, 12/25/26	753	871,148
Series 1997-77, Class Z, 7.00%, 11/18/27	343	390,699
Series 1998-44, Class ZA, 6.50%, 7/20/28	372	428,161
Series 1999-45, Class ZG, 6.50%, 9/25/29	119	133,750
Series 2000-22, Class PN, 6.00%, 7/25/30	1,132	1,292,903
Series 2002-1, Class G, 7.00%, 7/25/23	225	251,139
Series 2002-21, Class PE, 6.50%, 4/25/32	923	1,067,141
Series 2005-75, Class CS, 22.387%, 9/25/35(23)	948	2,181,430
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(22)	7,095	6,392,800
Series 2007-74, Class AC, 5.00%, 8/25/37	10,213	11,267,376
Series 2010-99, (Interest Only), Class NS, 6.147%, 3/25/39(23)(24)	5,482	375,920
Series 2010-119, (Interest Only), Class SK, 5.547%, 4/25/40(23)(24)	2,308	67,334
Series 2010-124, (Interest Only), Class SJ, 5.597%, 11/25/38(23)(24)	5,148	488,681

Security	Principal Amount (000’s omitted)	Value
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(24)	$8,765	$109,358
Series 2011-45, (Interest Only), Class SA, 6.197%, 1/25/29(23)(24)	4,525	218,586
Series 2011-49, Class NT, 6.00%, 6/25/41(23)	1,299	1,448,544
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(24)	18,506	1,704,045
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(24)	6,002	554,548
Series 2011-109, Class PE, 3.00%, 8/25/41	5,644	5,823,562
Series 2012-24, (Interest Only), Class S, 5.047%, 5/25/30(23)(24)	4,797	396,631
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(24)	9,842	920,971
Series 2012-56, (Interest Only), Class SU, 6.297%, 8/25/26(23)(24)	4,767	350,921
Series 2012-103, (Interest Only), Class GS, 5.647%, 2/25/40(23)(24)	13,370	1,472,799
Series 2012-124, (Interest Only), Class IO, 1.596%, 11/25/42(21)(24)	13,310	736,561
Series 2012-134, Class ZT, 2.00%, 12/25/42	5,725	5,337,760
Series 2012-150, (Interest Only), Class SK, 5.697%, 1/25/43(23)(24)	8,306	1,735,258
Series 2013-6, Class TA, 1.50%, 1/25/43	9,690	9,575,913
Series 2013-12, (Interest Only), Class SP, 5.197%, 11/25/41(23)(24)	4,764	626,435
Series 2013-15, (Interest Only), Class DS, 5.747%, 3/25/33(23)(24)	17,017	3,749,239
Series 2013-16, (Interest Only), Class SY, 5.697%, 3/25/43(23)(24)	3,813	755,458
Series 2013-54, (Interest Only), Class HS, 5.847%, 10/25/41(23)(24)	6,297	904,795
Series 2013-64, (Interest Only), Class PS, 5.797%, 4/25/43(23)(24)	6,833	1,242,922
Series 2013-75, (Interest Only), Class SC, 5.797%, 7/25/42(23)(24)	16,885	2,696,164
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(24)	2,942	332,048
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(24)	3,019	336,848
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(24)	7,409	883,037
Series 2014-64, Class PA, 3.00%, 3/25/44	12,143	12,462,051
Series 2014-72, Class CS, 8.276%, 11/25/44(23)	965	971,901
Series 2014-74, Class HS, 7.693%, 11/25/44(23)	25	25,242
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(24)	9,210	1,154,864
Series 2015-17, (Interest Only), Class SA, 5.747%, 11/25/43(23)(24)	12,112	1,296,171
Series 2015-42, Class SC, 7.304%, 5/25/45(23)	8	7,756
Series 2015-43, Class ZA, 4.00%, 6/25/45	1,435	1,437,520
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(24)	8,616	1,061,283
Series 2015-89, Class ZB, 3.00%, 5/25/54	8,366	8,305,776
Series 2015-95, (Interest Only), Class SB, 5.547%, 1/25/46(23)(24)	22,178	5,161,044
Series 2016-1, (Interest Only), Class SJ, 5.697%, 2/25/46(23)(24)	33,642	6,890,837
Series 2016-22, Class ZE, 3.00%, 6/25/44	3,459	3,476,046

		$125,404,279

Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$776	$800,238
Series 2011-156, Class GA, 2.00%, 12/16/41	1,322	1,271,921
Series 2014-146, Class S, 5.478%, 10/20/44(23)	311	311,138
Series 2015-79, Class CS, 5.203%, 5/20/45(23)	1,341	1,347,853
Series 2015-113, Class SU, 5.104%, 7/20/45(23)	2,858	2,869,241
Series 2016-58, Class ZC, 2.00%, 10/20/43	3,472	3,473,284
Series 2016-75, Class LZ, 2.25%, 10/20/39	1,890	1,890,371
Series 2016-75, Class WZ, 2.25%, 11/16/43	3,560	3,560,936
Series 2016-81, Class CZ, 2.25%, 3/16/45	3,848	3,803,968

		$19,328,950

Total Collateralized Mortgage Obligations (identified cost $270,309,891)		$267,004,945

Commercial Mortgage-Backed Securities — 6.1%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2013-1, Class A, 2.40%, 11/15/25(8)	$24	$24,435
Series 2015-1, Class A2, 3.13%, 4/15/34(8)	2,400	2,418,928

Security	Principal Amount (000’s omitted)	Value
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(8)	$3,000	$3,380,559
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(21)	294	294,097
Series 2006-5, Class AM, 5.448%, 9/10/47	3,000	3,015,998
Banc of America Merrill Lynch Large Loan, Inc.
Series 2013-DSNY, Class E, 3.042%, 9/15/26(8)(21)	1,500	1,495,955
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4, 5.201%, 12/11/38	1,173	1,179,677
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	703	703,473
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,258	3,272,498
Series 2015-P1, Class D, 3.225%, 9/15/48(8)	1,500	1,094,280
COMM Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	1,075	1,080,362
Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	428,831
Series 2012-CR2, Class D, 5.017%, 8/15/45(8)(21)	1,650	1,633,359
Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	821,357
Series 2013-CR10, Class D, 4.949%, 8/10/46(8)(21)	1,700	1,492,727
Series 2013-CR11, Class D, 5.337%, 10/10/46(8)(21)	2,500	2,363,515
Series 2014-CR21, Class D, 4.065%, 12/10/47(8)(21)	2,500	1,943,914
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	2,200	2,266,103
Series 2015-CR22, Class D, 4.264%, 3/10/48(8)(21)	3,000	2,426,320
Series 2015-LC19, Class C, 4.405%, 2/10/48(21)	775	767,847
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1, 3.742%, 11/10/46(8)	18	18,278
Deutsche Bank Commercial Mortgage Trust
Series 2016-C1, Class B, 4.195%, 5/10/49(21)	3,530	3,789,444
Extended Stay America Trust
Series 2013-ESH7, Class C7, 3.902%, 12/5/31(8)(21)	500	502,917
Series 2013-ESH7, Class D7, 4.171%, 12/5/31(8)(21)	4,200	4,232,952
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2, 3.046%, 4/15/47	2,448	2,555,896
Series 2014-C19, Class D, 4.83%, 4/15/47(8)(21)	1,425	1,161,476
Series 2014-C21, Class D, 4.816%, 8/15/47(8)(21)	1,000	826,395
Series 2014-C22, Class C, 4.712%, 9/15/47(21)	730	731,086
Series 2014-C22, Class D, 4.712%, 9/15/47(8)(21)	4,500	3,560,733
Series 2014-C23, Class C, 4.608%, 9/15/47(21)	500	512,114
Series 2014-C25, Class D, 4.097%, 11/15/47(8)(21)	2,100	1,567,524
Series 2015-C29, Class D, 3.842%, 5/15/48(21)	2,000	1,429,300
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class A4, 5.552%, 5/12/45	246	245,928
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	251	250,968
Series 2006-LDP9, Class A3, 5.336%, 5/15/47	1,560	1,573,789
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	3,000	2,992,528
Series 2010-C2, Class D, 5.743%, 11/15/43(8)(21)	3,247	3,424,485
Series 2011-C5, Class D, 5.494%, 8/15/46(8)(21)	3,000	3,059,032
Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,103,318
Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,159,331
Series 2014-DSTY, Class B, 3.771%, 6/10/27(8)	2,700	2,787,208
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	1,688	1,697,055
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class D, 5.058%, 4/15/47(8)(21)	2,450	2,134,281
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	941	943,315
Series 2007-IQ15, Class A4, 6.102%, 6/11/49(21)	3,853	3,998,614
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(8)	2,500	2,498,066

Security	Principal Amount (000’s omitted)	Value
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.715%, 5/10/45(8)(21)	$3,000	$3,032,831
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.084%, 1/10/45(8)(21)	2,850	3,128,273
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A4, 5.308%, 11/15/48	1,328	1,333,798
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.433%, 7/15/46(8)(21)	3,000	2,646,374
Series 2015-C29, Class D, 4.366%, 6/15/48(21)	3,000	2,276,225
Series 2015-C31, Class D, 3.852%, 11/15/48	1,000	713,583
Series 2015-LC22, Class C, 4.69%, 9/15/58(21)	1,000	1,014,342
Series 2015-NXS1, Class D, 4.241%, 5/15/48(21)	2,500	1,955,001
Series 2015-SG1, Class C, 4.62%, 12/15/47(21)	1,275	1,282,093
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class D, 4.961%, 11/15/45(8)(21)	2,750	2,666,891
Series 2013-C13, Class AS, 3.345%, 5/15/45	660	695,869
Series 2014-LC14, Class D, 4.586%, 3/15/47(8)(21)	3,000	2,481,448

Total Commercial Mortgage-Backed Securities (identified cost $106,171,267)		$104,086,996

Asset-Backed Securities — 3.2%

Security	Principal Amount (000’s omitted)	Value
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.196%, 6/17/31(8)(13)	$2,875	$2,820,130
Series 2014-SFR1, Class D, 2.534%, 6/17/31(8)(13)	1,475	1,449,132
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.785%, 9/17/31(8)(13)	500	496,276
Apidos CLO XVII
Series 2014-17A, Class B, 3.483%, 4/17/26(8)(13)	750	733,839
Series 2014-17A, Class C, 3.933%, 4/17/26(8)(13)	1,000	916,621
Series 2014-17A, Class D, 5.383%, 4/17/26(8)(13)	1,000	802,097
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(8)	450	461,261
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.383%, 7/17/19(8)(13)	500	486,860
CIFC Funding, Ltd.
Series 2013-2A, Class A3L, 3.283%, 4/21/25(8)(13)	3,100	2,890,819
Colony American Homes
Series 2014-1A, Class C, 2.296%, 5/17/31(8)(13)	2,740	2,697,374
Series 2014-1A, Class D, 2.596%, 5/17/31(8)(13)	500	491,048
DB Master Finance, LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(8)	1,669	1,688,865
Dell Equipment Finance Trust
Series 2014-1, Class C, 1.80%, 6/22/20(8)	1,000	1,000,008
Series 2015-1, Class C, 2.42%, 3/23/20(8)	1,950	1,952,602
First Investors Auto Owner Trust
Series 2015-1A, Class C, 2.71%, 6/15/21(8)	1,400	1,382,397
FirstKey Lending Trust
Series 2015-SFR1, Class A, 2.553%, 3/9/47(8)	1,460	1,470,773
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(8)	2,600	2,624,445
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class B, 1.97%, 5/15/20(8)	255	254,872
Invitation Homes Trust
Series 2013-SFR1, Class C, 2.301%, 12/17/30(8)(13)	1,250	1,233,535
Series 2013-SFR1, Class D, 2.601%, 12/17/30(8)(13)	1,000	988,025

Security	Principal Amount (000’s omitted)	Value
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(8)	$1,274	$1,254,865
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(8)	1,300	1,296,582
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.383%, 7/17/25(8)(13)	1,075	1,023,716
Series 2013-1A, Class D, 3.983%, 7/17/25(8)(13)	1,075	949,391
Series 2013-1A, Class E, 5.133%, 7/17/25(8)(13)	1,300	943,469
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(8)	841	841,975
Series 2014-1A, Class B, 3.24%, 6/18/24(8)	1,200	1,201,610
Series 2015-1A, Class B, 3.85%, 3/18/26(8)	1,200	1,180,360
Progress Residential Trust
Series 2014-SFR1, Class C, 2.696%, 10/17/31(8)(13)	1,250	1,243,781
Series 2014-SFR1, Class D, 3.196%, 10/17/31(8)(13)	2,500	2,496,532
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(8)	720	716,847
Series 2015-1A, Class B, 3.05%, 3/22/32(8)	1,443	1,447,454
Silver Bay Realty Trust
Series 2014-1, Class C, 2.496%, 9/17/31(8)(13)	2,700	2,662,839
SpringCastle Funding Trust
Series 2014-AA, Class B, 4.61%, 10/25/27(8)	2,500	2,507,425
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A, 1.74%, 9/15/21	1,000	1,007,109
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(8)	2,990	3,035,034
Tricon American Homes
Series 2015-SFR1, Class D, 2.643%, 5/17/32(8)(13)	1,000	969,201
Wendys Funding, LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(8)	3,176	3,203,247

Total Asset-Backed Securities (identified cost $55,617,133)		$54,822,416

U.S. Government Agency Obligations — 2.0%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank
3.25%, 7/1/30(19)	$5,000	$5,543,955

		$5,543,955

Federal Home Loan Bank
4.125%, 12/13/19(19)	$3,975	$4,404,781
5.25%, 12/9/22(19)	9,000	11,098,944
5.375%, 5/15/19(19)	6,585	7,425,694
5.50%, 7/15/36	4,000	5,795,152

		$28,724,571

Total U.S. Government Agency Obligations (identified cost $31,547,172)		$34,268,526

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(19)	$25,000	$30,378,425

Total U.S. Treasury Obligations (identified cost $30,221,096)		$30,378,425

Common Stocks — 0.4%

Security	Shares	Value
Aerospace and Defense — 0.0%(14)
IAP Global Services, LLC(3)(15)(25)	31	$356,242

		$356,242

Automotive — 0.1%
Dayco Products, LLC(15)(25)	27,250	$912,875

		$912,875

Business Equipment and Services — 0.0%(14)
Education Management Corp.(3)(15)(25)	5,580,468	$0
RCS Capital Corp.(3)(15)(25)	37,523	281,428

		$281,428

Health Care — 0.0%(14)
New Millennium Holdco, Inc.(15)(25)	42,216	$145,118

		$145,118

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(15)(25)	46,819	$655,469
Tropicana Entertainment, Inc.(15)(25)	17,051	332,493

		$987,962

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(15)(25)	704	$0

		$0

Oil and Gas — 0.0%(14)
Southcross Holdings Group, LLC(3)(15)(25)	78	$0
Southcross Holdings L.P., Class A(15)(25)	78	31,200

		$31,200

Publishing — 0.2%
ION Media Networks, Inc.(3)(15)(25)	5,187	$2,943,570
MediaNews Group, Inc.(3)(15)(25)	14,016	463,080
Nelson Education, Ltd.(3)(15)(25)	73,690	0

		$3,406,650

Total Common Stocks (identified cost $2,025,721)		$6,121,475

Convertible Preferred Stocks — 0.0%(14)

Security	Shares	Value
Business Equipment and Services — 0.0%(14)
Education Management Corp., Series A-1, 7.50% (3)(15)(25)	6,209	$55,012

Total Convertible Preferred Stocks (identified cost $438,211)		$55,012

Preferred Stocks — 0.1%

Security	Shares	Value
Banks and Thrifts — 0.1%
Farm Credit Bank of Texas, 6.75% to 9/15/23(11)	8,000	$834,750
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(11)	478	452,973

		$1,287,723

Utilities — 0.0%(14)
AES Gener SA, 8.375% to 6/18/19(8)(11)	637	$678,888

		$678,888

Total Preferred Stocks (identified cost $1,977,353)		$1,966,611

Closed-End Funds — 1.2%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	1,946,653	$20,323,057

Total Closed-End Funds (identified cost $23,805,085)		$20,323,057

Warrants — 0.0%

Security	Shares	Value
Food Products — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(3)(25)	1,745	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(14)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%(14)
ACC Claims Holdings, LLC(25)	2,257,600	$14,674

		$14,674

Lodging and Casinos — 0.0%(14)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(8)(25)	$889,622	$445

		$445

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(25)	6,135,000	$0

		$0

Utilities — 0.0%(14)
EME Reorganization Trust(25)	1,099,749	$4,729

		$4,729

Total Miscellaneous (identified cost $203,413)		$19,848

Short-Term Investments — 2.9%

U.S. Treasury Obligations — 0.0%(14)

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 9/22/16(26)	$500	$499,727

Total U.S. Treasury Obligations (identified cost $499,495)		$499,727

Other — 2.9%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.52%(27)	$48,472	$48,471,994

Total Other (identified cost $48,471,994)		$48,471,994

Total Short-Term Investments (identified cost $48,971,489)		$48,971,721

Total Investments — 159.6% (identified cost $2,786,076,230)		$2,732,043,783

Less Unfunded Loan Commitments — (0.1)%		$(754,766)

Net Investments — 159.5% (identified cost $2,785,321,464)		$2,731,289,017

Other Assets, Less Liabilities — (43.9)%		$(752,725,539)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.6)%		$(266,641,033)

Net Assets Applicable to Common Shares — 100.0%		$1,711,922,445

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after June 30, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(6)	Includes new money preferred shares that trade with the loan.

(7)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2016, the aggregate value of these securities is $521,777,034 or 30.5% of the Fund’s net assets applicable to common shares.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2016, the aggregate value of these securities is $60,508,612 or 3.5% of the Fund’s net assets applicable to common shares.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	When-issued security.

(13)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2016.

(14)	Amount is less than 0.05%.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Multi-step coupon bond. Interest rate represents the rate in effect at June 30, 2016.

(17)	Variable interest rate that updates semiannually based on changes to the LIBOR. The stated interest rate represents the rate in effect at June 30, 2016.

(18)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(19)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(20)	Adjustable rate mortgage security. Rate shown is the rate at June 30, 2016.

(21)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2016.

(22)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(23)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2016.

(24)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(25)	Non-income producing security.

(26)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(27)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2016 was $68,948.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,177,559	USD	2,409,774	Goldman Sachs International	7/1/16	$6,772	$—
USD	2,447,531	EUR	2,177,559	Deutsche Bank AG	7/1/16	30,985	—
EUR	707,186	USD	780,146	State Street Bank and Trust Company	7/29/16	5,338	—
EUR	404,786	USD	447,317	State Street Bank and Trust Company	7/29/16	2,286	—
EUR	21,210	USD	24,293	State Street Bank and Trust Company	7/29/16	—	(734)
EUR	285,637	USD	319,091	State Street Bank and Trust Company	7/29/16	—	(1,829)
EUR	380,208	USD	428,500	State Street Bank and Trust Company	7/29/16	—	(6,196)
EUR	861,451	USD	979,677	State Street Bank and Trust Company	7/29/16	—	(22,847)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	657,419	CHF	635,800	State Street Bank and Trust Company	7/29/16	$5,307	$—
USD	294,953	EUR	260,000	Citibank, N.A.	7/29/16	6,166	—
USD	5,705,040	EUR	5,034,105	Goldman Sachs International	7/29/16	113,570	—
USD	14,094,186	EUR	12,422,820	State Street Bank and Trust Company	7/29/16	295,937	—
USD	490,471	EUR	425,000	State Street Bank and Trust Company	7/29/16	18,416	—
USD	489,436	EUR	435,000	State Street Bank and Trust Company	7/29/16	6,274	—
USD	322,732	EUR	285,000	State Street Bank and Trust Company	7/29/16	6,177	—
USD	141,060	EUR	124,000	State Street Bank and Trust Company	7/29/16	3,331	—
USD	2,151,927	GBP	1,479,506	State Street Bank and Trust Company	7/29/16	181,941	—
USD	2,537,151	EUR	2,258,015	Deutsche Bank AG	8/17/16	27,459	—
USD	538,097	EUR	479,767	Goldman Sachs International	8/24/16	4,729	—
USD	4,310,015	CAD	5,598,882	State Street Bank and Trust Company	8/31/16	—	(24,298)
USD	14,071,795	EUR	12,542,601	State Street Bank and Trust Company	8/31/16	124,615	—
USD	6,519,986	GBP	4,446,284	JPMorgan Chase Bank, N.A.	8/31/16	597,900	—
USD	2,811,093	EUR	2,483,958	Deutsche Bank AG	9/7/16	48,297	—
USD	5,763,815	GBP	4,318,435	Goldman Sachs International	9/30/16	9,990	—
USD	2,418,179	EUR	2,177,559	Goldman Sachs International	10/5/16	—	(6,598)

						$1,495,490	$(62,502)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
Euro-Bobl	54	Short	Sep-16	$(7,939,061)	$(8,006,179)	$(67,118)
U.S. 2-Year Treasury Note	88	Short	Sep-16	(19,167,500)	(19,300,875)	(133,375)
U.S. 5-Year Deliverable Interest Rate Swap	12	Short	Sep-16	(1,242,750)	(1,256,813)	(14,063)
U.S. 5-Year Treasury Note	305	Short	Sep-16	(36,571,227)	(37,260,039)	(688,812)
U.S. 10-Year Deliverable Interest Rate Swap	161	Short	Sep-16	(17,022,625)	(17,362,844)	(340,219)
U.S. 10-Year Treasury Note	165	Short	Sep-16	(21,347,805)	(21,942,422)	(594,617)

						$(1,838,204)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Depreciation
LCH.Clearnet(1)	EUR	405	Receives	6-month Euro Interbank Offered Rate	0.50	%(2)	9/21/21	$(1,318)

								$(1,318)

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after June 30, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation (Depreciation)
Brazil	Deutsche Bank AG	$1,800	1.00	%(1)	9/20/20	2.64%	$(115,901)	$103,081	$(12,820)
Brazil	Goldman Sachs International	600	1.00	(1)	9/20/20	2.64	(38,634)	45,219	6,585
Colombia	Credit Suisse International	1,200	1.00	(1)	9/20/20	1.82	(39,196)	40,197	1,001

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation (Depreciation)
Russia	Deutsche Bank AG	$1,200	1.00	%(1)	9/20/20	1.98%	$(47,315)	$110,149	$62,834
Russia	Goldman Sachs International	600	1.00	(1)	9/20/20	1.98	(23,658)	61,780	38,122
Turkey	Deutsche Bank AG	1,780	1.00	(1)	9/20/19	1.69	(37,819)	46,858	9,039

Total		$7,180					$(302,523)	$407,284	$104,761

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2016, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $7,180,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(302,523)

Total		$—	$(302,523)

Foreign Exchange	Forward foreign currency exchange contracts	$1,495,490	$(62,502)

Total		$1,495,490	$(62,502)

Interest Rate	Financial futures contracts*	$—	$(1,838,204)
Interest Rate	Interest rate swaps (centrally cleared)	—	(1,318)

Total		$—	$(1,839,522)

*	Amount represents cumulative unrealized depreciation on futures contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of June 30, 2016 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Treasury and Agency Securities Pledged as Collateral
Bank of America	6/16/16	7/15/16	0.60%	$30,502,500	$30,510,126	$30,378,425
Bank of America	6/16/16	7/15/16	0.70	59,505,879	59,523,235	61,649,378
KGS Alpha Capital	6/15/16	7/15/16	0.63	57,367,286	57,382,345	59,904,368

Total				$147,375,665	$147,415,706	$151,932,171

At June 30, 2016, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,808,133,365

Gross unrealized appreciation	$50,318,145
Gross unrealized depreciation	(127,162,493)

Net unrealized depreciation	$(76,844,348)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$957,596,262	$2,695,550	$960,291,812
Corporate Bonds & Notes	—	921,873,665	19,931	921,893,596
Foreign Government and Agency Securities	—	55,139,853	—	55,139,853
Sovereign Loans	—	1,147,125	320,990	1,468,115
Mortgage Pass-Throughs	—	224,476,609	—	224,476,609
Collateralized Mortgage Obligations	—	267,004,945	—	267,004,945
Commercial Mortgage-Backed Securities	—	104,086,996	—	104,086,996
Asset-Backed Securities	—	54,822,416	—	54,822,416
U.S. Government Agency Obligations	—	34,268,526	—	34,268,526
U.S. Treasury Obligations	—	30,378,425	—	30,378,425
Common Stocks	332,493	1,744,662	4,044,320	6,121,475
Convertible Preferred Stocks	—	—	55,012	55,012
Preferred Stocks	—	1,966,611	—	1,966,611
Closed-End Funds	20,323,057	—	—	20,323,057
Warrants	—	—	0	0
Miscellaneous	4,729	15,119	0	19,848
Short-Term Investments —
U.S. Treasury Obligations	—	499,727	—	499,727
Other	—	48,471,994	—	48,471,994
Total Investments	$20,660,279	$2,703,492,935	$7,135,803	$2,731,289,017
Forward Foreign Currency Exchange Contracts	$—	$1,495,490	$—	$1,495,490
Total	$20,660,279	$2,704,988,425	$7,135,803	$2,732,784,507

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(62,502)	$—	$(62,502)
Futures Contracts	(1,838,204)	—	—	(1,838,204)
Swap Contracts	—	(303,841)	—	(303,841)
Total	$(1,838,204)	$(366,343)	$—	$(2,204,547)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2016 is not presented. At June 30, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016